[graphic omitted]





SEI INVESTMENTS






                              Semi-Annual Report as of June 30, 2001 (Unaudited)





                                                    SEI Insurance Products Trust





                                                     SEI VP Large Cap Value Fund

                                                    SEI VP Large Cap Growth Fund

                                                     SEI VP Small Cap Value Fund

                                                    SEI VP Small Cap Growth Fund

                                                SEI VP International Equity Fund

                                             SEI VP Emerging Markets Equity Fund

                                                   SEI VP Core Fixed Income Fund

                                                     SEI VP High Yield Bond Fund

                                          SEI VP International Fixed Income Fund

                                               SEI VP Emerging Markets Debt Fund

                                                    SEI VP Prime Obligation Fund

TABLE OF CONTENTS





------------------------------------------------------------

Schedules of Investments/Statements of Net Assets          1
------------------------------------------------------------
Statements of Assets and Liabilities                      39
------------------------------------------------------------
Statements of Operations                                  40
------------------------------------------------------------
Statements of Changes in Net Assets                       42
------------------------------------------------------------
Financial Highlights                                      46
------------------------------------------------------------
Notes to Financial Statements                             47
------------------------------------------------------------

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)


SEI VP Large Cap Value Fund


--------------------------------------------------------------------------------
                                                 Market Value
Description                          Shares      ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCKS -- 100.9%
AEROSPACE & DEFENSE -- 1.7%
   BF Goodrich                           313          $   12
   Boeing                              5,480             305
   General Dynamics                      616              48
   Lockheed Martin                     1,205              45
   Northrop Grumman                      268              21
   Raytheon                            1,216              32
   United Technologies                 1,003              73
                                                      ------
                                                         536
                                                      ------
AIR TRANSPORTATION -- 1.5%
   AMR*                                4,246             153
   CNF                                   200               6
   Continental Airlines, Cl B*           223              11
   Delta Air Lines                     4,413             195
   FedEx*                                962              39
   Northwest Airlines*                   194               5
   Skywest                               100               3
   Southwest Airlines                  2,496              46
   UAL                                   275              10
   US Airways Group*                     273               7
                                                      ------
                                                         475
                                                      ------
AIRCRAFT -- 0.1%
   Textron                               435              24
                                                      ------
APPAREL/TEXTILES -- 0.2%
   Jones Apparel Group*                  110               5
   Liz Claiborne                         152               8
   Mohawk Industries*                    200               7
   Nike, Cl B                            298              13
   Polo Ralph Lauren*                    200               5
   Reebok International Ltd.*            200               6
   VF                                    294              11
                                                      ------
                                                          55
                                                      ------
AUTOMOTIVE -- 3.0%
   Autoliv                                                 5
   Dana                                  425              10
   Delphi Automotive Systems           3,941              63
   Eaton                                 162              11
   Ford Motor                         13,745             337
   General Motors                      5,513             355
   General Motors, Cl H*               1,196              24
   ITT Industries                        321              14
   Lear*                                 200               7
   Navistar International*             2,568              72
   Paccar                                209              11
   TRW                                   296              12
   Visteon                               760              14
                                                      ------
                                                         935
                                                      ------

--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------
BANKS -- 13.7%
   Amsouth Bancorporation              1,165           $  22
   Associated Banc                       205               7
   Astoria Financial                   3,900             214
   Bancwest                              286              10
   Bank of America                    10,727             644
   Bank of New York                    1,538              74
   Bank One                            4,011             144
   Banknorth Group                       533              12
   BB&T                                1,409              52
   Charter One Financial                 626              20
   City National                         143               6
   Comerica                            2,327             134
   Commerce Bancorp                      100               7
   Commerce Bancshares                   309              11
   Compass Bancshares                    512              14
   Cullen/Frost Bankers                  200               7
   Dime Bancorp                          291              11
   Fifth Third Bancorp                   408              24
   First Tennessee National              404              14
   First Union                         3,364             118
   First Virginia Banks                   75               4
   FirstMerit                            139               4
   FleetBoston Financial               3,720             147
   Fulton Financial                      200               4
   Golden State Bancorp                  271               8
   Golden West Financial               3,544             228
   Greenpoint Financial                6,217             239
   Hibernia, Cl A                        380               7
   Hudson City Bancorp                   224               5
   Huntington Bancshares                 993              16
   JP Morgan Chase                    10,135             452
   Keycorp                             4,373             114
   M&T Bank                              271              20
   Marshall & Ilsley                     331              18
   Mellon Financial                    1,545              71
   Mercantile Bankshares                 274              11
   National City                       2,038              63
   National Commerce Financial           792              19
   North Fork Bancorporation             455              14
   Northern Trust                        364              23
   Old National Bancorp                   91               2
   Pacific Century Financial             147               4
   PNC Financial Services Group          873              57
   Popular                               390              13
   Regions Financial                     841              27
   Roslyn Bancorp                        200               5
   Sky Financial Group                   200               4
   SouthTrust                          1,042              27
   Sovereign Bancorp                     970              13
   State Street                          628              31
   Suntrust Banks                        887              57
   Synovus Financial                     303              10


--------------------------------------------------------------------------------
SEI Insurance Products Trust / Semi-Annual Report / June 30, 2001              1

--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (Unaudited)


SEI VP Large Cap Value Fund (Continued)


--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------
   TCF Financial                         193          $    9
   Union Planters                        425              19
   UnionBanCal                         5,093             172
   US Bancorp                          6,507             148
   Valley National Bancorp               198               6
   Wachovia                              671              48
   Washington Federal                    300               7
   Washington Mutual                   8,726             328
   Webster Financial                     100               3
   Wells Fargo                         5,835             271
   Wilmington Trust                       50               3
   Zions Bancorporation                  354              21
                                                      ------
                                                       4,297
                                                      ------
BATTERIES -- 0.0%
   Energizer Holdings*                   284               7
                                                      ------
BEAUTY PRODUCTS -- 0.0%
   Alberto-Culver, Cl B                  100               4
   International Flavors & Fragrances    305               8
                                                      ------
                                                          12
                                                      ------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 2.8%
   Adelphia Communications, Cl A*        212               9
   Allegiance Telecom*                   100               1
   AT&T - Liberty Media, Cl A*         8,781             154
   Cablevision Systems -
     Rainbow Media Group*                167               4
   Cablevision Systems, Cl A*            233              14
   Charter Communications, Cl A*         365               9
   Chris-Craft Industries*                24               2
   Clear Channel Communications*         899              56
   Comcast, Cl A*                      2,376             103
   COX Communications, Cl A*             717              32
   Emmis Communications, Cl A*           189               6
   Entercom Communications*               69               4
   Fox Entertainment Group, Cl A*        394              11
   Gannett                               906              60
   Gemstar-TV Guide International*       400              17
   Insight Communications*               200               5
   Interpublic Group                     166               5
   Lamar Advertising*                    193               8
   Mediacom Communications*              100               2
   Radio One, Cl D*                      300               7
   Tribune                               634              25
   USA Networks*                         291               8
   Viacom, Cl B*                       2,388             124
   Walt Disney                         7,058             204
   Westwood One*                         249               9
                                                      ------
                                                         879
                                                      ------

--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------

BUILDING & CONSTRUCTION -- 1.4%
   Centex                              3,400           $ 139
   Clayton Homes                         300               5
   DR Horton                             300               7
   Fluor                                 228              10
   Lafarge                               100               3
   Lennar                                200               8
   Martin Marietta Materials             190               9
   Masco                               1,559              39
   Pulte Homes                         3,800             162
   Texas Industries                    1,000              34
   Vulcan Materials                      303              16
                                                      ------
                                                         432
                                                      ------
CHEMICALS -- 3.1%
   Air Products & Chemicals              726              33
   Ashland                             4,101             164
   Cabot                                 294              11
   Dow Chemical                        2,944              98
   Eastman Chemical                    3,316             158
   EI du Pont de Nemours               3,514             170
   Engelhard                             365               9
   Great Lakes Chemical                  200               6
   Hercules                              301               3
   Lubrizol                            2,400              75
   Lyondell Chemical                     229               4
   OM Group                              100               6
   PPG Industries                        551              29
   Praxair                               503              24
   Rohm & Haas                           501              16
   Sigma-Aldrich                       4,327             167
                                                      ------
                                                         973
                                                      ------
COAL -- 0.0%
   Massey Energy                         325               6
                                                      ------
COMMUNICATIONS EQUIPMENT -- 0.1%
   ADC Telecommunications*             1,900              13
   Advanced Fibre Communication*         164               3
   Harris                                287               8
   Sycamore Networks*                    300               3
   Utstarcom*                            157               4
                                                      ------
                                                          31
                                                      ------
COMPUTERS & SERVICES -- 3.3%
   3Com*                                 930               4
   Apple Computer*                     1,166              27
   At Home*                              805               2
   Autodesk                            3,220             120
   Cabletron Systems*                    368               8

--------------------------------------------------------------------------------
2              SEI Insurance Products Trust / Semi-Annual Report / June 30, 2001

--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------
   Ceridian                              367           $   7
   CMGI*                               1,024               3
   CNET Networks*                        152               2
   Compaq Computer                     5,645              87
   Computer Sciences*                    503              17
   Diebold                               309              10
   Earthlink*                            125               2
   Electronic Data Systems               149               9
   Gateway*                              500               8
   Hewlett-Packard                     5,277             151
   International Business Machines     2,863             324
   NCR*                                4,437             209
   Oni Systems*                          100               3
   Openwave Systems*                     300              10
   Palm*                                 700               4
   Quantum-DLT & Storage*                944              10
   RSA Security*                          76               2
   Sandisk*                              132               4
   Storage Technology*                   300               4
   Unisys*                             1,141              17
                                                      ------
                                                       1,044
                                                      ------
CONTAINERS & PACKAGING -- 0.5%
   Ball                                2,400             114
   Bemis                                 283              11
   Newell Rubbermaid                     844              21
   Pactiv*                               600               8
   Smurfit-Stone Container*              620              10
   Sonoco Products                       177               4
                                                      ------
                                                         168
                                                      ------
COSMETICS & TOILETRIES -- 1.3%
   Avon Products                         780              36
   Colgate-Palmolive                     442              26
   Estee Lauder, Cl A                     25               1
   Gillette                            1,719              50
   Kimberly-Clark                      1,493              83
   Procter & Gamble                    3,521             225
                                                      ------
                                                         421
                                                      ------
DRUGS -- 2.2%
   Abbott Laboratories                 2,021              97
   Bergen Brunswig, Cl A                 300               6
   Bristol-Myers Squibb                1,876              98
   Eli Lilly                             500              37
   Henry Schein*                         100               4
   ICN Pharmaceuticals                   216               7
   McKesson HBOC                         720              27
   Merck                               6,234             398
   Mylan Laboratories                    325               9
   Omnicare                              300               6
                                                      ------
                                                         689
                                                      ------

--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------

ELECTRICAL SERVICES -- 6.5%
   Allegheny Energy                      361           $  17
   Allete                                300               7
   Alliant Energy                        134               4
   Ameren                                496              21
   American Electric Power             1,172              54
   American Power Conversion*            684              11
   Black Hills                           100               4
   Cinergy                               416              15
   CMS Energy                            402              11
   Conectiv                              200               4
   Consolidated Edison                   803              32
   Constellation Energy Group            522              22
   Dominion Resources                    744              45
   DPL                                   358              10
   DTE Energy                          5,396             251
   Duke Energy                         2,542              99
   Edison International                7,868              88
   Energy East                         4,587              96
   Entergy                               709              27
   Exelon                              1,099              70
   FirstEnergy                           819              26
   FPL Group                           3,059             184
   GPU                                   442              16
   Hubbell, Cl B                          92               3
   Idacorp                               100               3
   Kansas City Power & Light             300               7
   MDU Resources Group                   200               6
   Mirant*                               388              13
   Niagara Mohawk Holdings*              381               7
   NiSource                              671              18
   Northeast Utilities                   452               9
   NRG Energy*                            91               2
   NSTAR                                  88               4
   OGE Energy                            200               5
   PG&E                                6,878              77
   Pinnacle West Capital               3,306             157
   Potomac Electric Power                484              10
   PPL                                   410              23
   Progress Energy                       781              35
   Public Service Enterprise Group     4,601             225
   Puget Energy                          436              11
   Reliant Energy                      3,772             121
   Reliant Resources*                    100               2
   Scana                                 262               7
   Southern                            2,331              54
   Teco Energy                           353              11
   TXU                                   916              44
   Utilicorp United                      418              13
   Western Resources                     400               9
   Wisconsin Energy                      515              12
   XCEL Energy                         1,247              35
                                                      ------
                                                       2,037
                                                      ------


--------------------------------------------------------------------------------
SEI Insurance Products Trust / Semi-Annual Report / June 30, 2001              3

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)


SEI VP Large Cap Value Fund (Continued)


--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------
ELECTRONICS -- 0.2%
   Arrow Electronics*                    394          $   10
   Avnet                                 516              12
   AVX                                   200               4
   Kemet*                                362               7
   Molex                                 435              16
   SCI Systems*                          200               5
   Solectron*                            364               7
   Vishay Intertechnology*               516              12
                                                      ------
                                                          73
                                                      ------
ENTERTAINMENT -- 0.0%
   International Speedway, Cl A           51               2
                                                      ------
ENVIRONMENTAL SERVICES -- 0.3%
   Allied Waste Industries*              342               6
   Republic Services*                    563              11
   Waste Management                    2,052              63
                                                      ------
                                                          80
                                                      ------
FINANCIAL SERVICES -- 10.0%
   AG Edwards                            246              11
   Allied Capital                        300               7
   American Express                    4,100             159
   Bear Stearns                        3,989             235
   Citigroup                          17,432             921
   Countrywide Credit Industries       5,173             237
   Dun & Bradstreet*                     200               6
   E*trade Group*                        400               3
   Fannie Mae                          2,992             255
   Franklin Resources                    643              29
   Freddie Mac                           553              39
   Goldman Sachs Group                   771              66
   H&R Block                             151              10
   Heller Financial, Cl A              5,629             225
   Household International             4,232             282
   Instinet Group*                       200               4
   Knight Trading Group*                 241               3
   Lehman Brothers Holdings              822              64
   Merrill Lynch                       2,736             162
   Moody's                               170               6
   Morgan Stanley Dean Witter          3,537             227
   Nova*                               4,600             145
   Stilwell Financial                    689              23
   T. Rowe Price Group                   417              16
   TD Waterhouse Group*                  200               2
                                                      ------
                                                       3,137
                                                      ------

--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------

FOOD, BEVERAGE & TOBACCO -- 4.6%
   Adolph Coors, Cl B                  1,487          $   75
   Anheuser-Busch                      1,750              72
   Archer-Daniels-Midland              1,715              22
   Brown-Forman, Cl B                     88               6
   Campbell Soup                         446              11
   Coca-Cola                           1,102              50
   Coca-Cola Enterprises                 451               7
   Conagra Foods                       1,656              33
   Constellation Brands, Cl A*           100               4
   Fortune Brands                        447              17
   General Mills                         921              40
   Hershey Foods                         266              16
   HJ Heinz                              737              30
   Hormel Foods                          226               5
   IBP                                 4,652             117
   Kellogg                               433              13
   McCormick                             137               6
   PepsiAmericas                         411               5
   PepsiCo                             1,450              64
   Philip Morris                       9,949             505
   Quaker Oats                           260              24
   Ralston Purina                        548              16
   RJ Reynolds Tobacco Holdings        1,075              59
   Ruddick                             2,100              36
   Sara Lee                            1,608              30
   Smithfield Foods*                     200               8
   Supervalu                           8,535             150
   Tootsie Roll Industries                58               2
   Tyson Foods, Cl A                     386               4
   UST                                   295               9
   WM Wrigley Jr.                        380              18
                                                      ------
                                                       1,454
                                                      ------
GAS/NATURAL GAS -- 1.0%
   EL Paso                             1,306              69
   Enron                               1,357              66
   KeySpan                               586              21
   Kinder Morgan                         285              14
   National Fuel Gas                      63               3
   Nicor                                  92               4
   Questar                               343               8
   Sempra Energy                       3,176              87
   Vectren                               100               2
   Williams                            1,447              48
                                                      ------
                                                         322
                                                      ------
GLASS PRODUCTS -- 0.1%
   Corning                             1,700              28
                                                      ------

--------------------------------------------------------------------------------
4              SEI Insurance Products Trust / Semi-Annual Report / June 30, 2001

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------

GOLD -- 0.0%
   Homestake Mining                      802          $    6
   Newmont Mining                        310               6
                                                      ------
                                                          12
                                                      ------
HAND/MACHINE TOOLS -- 0.2%
   Illinois Tool Works                   756              48
   Snap-On                               100               2
   Stanley Works                         328              14
                                                      ------
                                                          64
                                                      ------
HOTELS & LODGING -- 0.3%
   Harrah's Entertainment*               444              16
   Hilton Hotels                       1,313              15
   Mandalay Resort Group*                297               8
   Marriott International, Cl A          608              29
   MGM Mirage*                           143               4
   Park Place Entertainment*             933              11
   Starwood Hotels & Resorts Worldwide    613             23
                                                      ------
                                                         106
                                                      ------
HOUSEHOLD FURNITURE & FIXTURES -- 0.7%
   Ethan Allen Interiors                 200               7
   Leggett & Platt                       528              12
   Maytag                                202               6
   Whirlpool                           3,089             193
                                                      ------
                                                         218
                                                      ------
HOUSEHOLD PRODUCTS -- 0.1%
   Clorox                                663              22
   Sherwin-Williams                      571              13
   Valspar                               200               7
                                                      ------
                                                          42
                                                      ------
INSURANCE -- 6.7%
   Aetna*                                558              14
   Aflac                                 960              30
   Allmerica Financial                   263              15
   Allstate                            6,314             278
   AMBAC Financial Group                 320              19
   American Financial Group              100               3
   American General                    1,641              76
   American International Group        1,472             127
   AON                                   725              25
   Chubb                                 567              44
   Cigna                               2,077             199
   Cincinnati Financial                  519              21
   CNA Financial*                        100               4

--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------

   Conseco*                              890          $   12
   Erie Indemnity, Cl A                  119               4
   Fidelity National Financial           300               7
   Hartford Financial Services Group     787              54
   HCC Insurance Holdings                200               5
   Health Net*                           400               7
   Humana*                               700               7
   Jefferson-Pilot                       538              26
   John Hancock Financial Services       993              40
   Lincoln National                      629              33
   Loew's                              4,269             275
   Marsh & McLennan                      410              41
   MBIA                                  512              29
   Metlife                               965              30
   MGIC Investment                       292              21
   Mony Group                             81               3
   Nationwide Financial Services, Cl A    92               4
   Old Republic International          5,243             152
   PMI Group                           2,894             210
   Progressive-Ohio                      222              30
   Protective Life                       236               8
   Radian Group                          272              11
   Reinsurance Group of America           53               2
   Safeco                                470              14
   St. Paul                            3,196             162
   Torchmark                             460              18
   Transatlantic Holdings                 28               3
   Trigon Healthcare*                    109               7
   Unitrin                                73               3
   UnumProvident                         681              22
   Wellpoint Health Networks*            147              14
                                                      ------
                                                       2,109
                                                      ------
LEASING & RENTING -- 0.0%
   United Rentals*                       200               5
                                                      ------
LEISURE PRODUCTS -- 0.2%
   Brunswick                             374               9
   Callaway Golf                         200               3
   Hasbro                                410               6
   Mattel                              1,344              25
   Six Flags*                            368               8
                                                      ------
                                                          51
                                                      ------




--------------------------------------------------------------------------------
SEI Insurance Products Trust / Semi-Annual Report / June 30, 2001              5

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)


SEI VP Large Cap Value Fund (Continued)


--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------

MACHINERY -- 2.5%
   Black & Decker                        194          $    8
   Capstone Turbine*                     100               2
   Caterpillar                         1,145              57
   Crane                                 187               6
   Cummins                             4,000             155
   Deere                                 821              31
   Dover                                 721              27
   Emerson Electric                    1,426              86
   Ingersoll-Rand                        491              20
   Pall                                  344               8
   Parker Hannifin                       369              16
   Pentair                               140               5
   Pitney Bowes                          779              33
   Rockwell International              4,953             189
   Tecumseh Products, Cl A             2,700             134
                                                      ------
                                                         777
                                                      ------
MEASURING DEVICES -- 0.3%
   Agilent Technologies*               1,000              33
   Johnson Controls                      304              22
   Tektronix*                            286               8
   Thermo Electron*                      652              14
                                                      ------
                                                          77
                                                      ------
MEDICAL PRODUCTS & SERVICES -- 2.5%
   Apogent Technologies*                 200               5
   CR Bard                               222              13
   Bausch & Lomb                       3,737             135
   Baxter International                  164               8
   Beckman Coulter                     2,700             110
   Becton Dickinson                      794              28
   Boston Scientific*                    866              15
   HCA                                 5,196             235
   Health Management Associates, Cl A*   376               8
   Healthsouth*                        1,215              19
   Hillenbrand Industries                 86               5
   Johnson & Johnson                   2,272             114
   Manor Care*                           400              13
   Tenet Healthcare*                   1,019              53
   Triad Hospitals*                      200               6
   UnitedHealth Group                    245              15
   Universal Health Services, Cl B*       96               4
                                                      ------
                                                         786
                                                      ------
METAL FABRICATE/HARDWARE -- 0.6%
   Alcoa                               2,579             102
   Precision Castparts                   200               7
   Timken                              5,000              85
                                                      ------
                                                         194
                                                      ------

--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------

MISCELLANEOUS BUSINESS SERVICES -- 0.3%
   Acxiom*                               354           $   5
   Cendant*                            1,339              26
   Deluxe                                292               8
   Iron Mountain*                        100               4
   Jacobs Engineering Group*             100               7
   Manpower                              219               7
   Quanta Services*                       55               1
   Reynolds & Reynolds, Cl A             123               3
   Service International*              1,100               7
   Servicemaster                         851              10
   Ticketmaster, Cl B*                   100               1
   WebMD*                                489               3
                                                      ------
                                                          82
                                                      ------
MISCELLANEOUS MANUFACTURING -- 1.1%
   Cooper Industries                     361              14
   FMC*                                2,084             143
   Honeywell International             2,473              87
   Minnesota Mining & Manufacturing      893             102
   Teleflex                              100               4
                                                      ------
                                                         350
                                                      ------
OFFICE FURNITURE & FIXTURES -- 0.1%
   HON Industries                        100               2
   Steelcase, Cl A                       119               1
   Xerox                               2,088              20
                                                      ------
                                                          23
                                                      ------
OFFICE SUPPLIES -- 0.0%
   Avery Dennison                        219              11
                                                      ------
PAPER & PAPER PRODUCTS -- 0.6%
   Boise Cascade                         237               8
   Bowater                                96               4
   Georgia-Pacific Group                 727              25
   Georgia-Pacific (Timber Group)        174               6
   International Paper                 1,589              57
   Mead                                  394              11
   Temple-Inland                         146               8
   Westvaco                              410              10
   Weyerhaeuser                          662              36
   Willamette Industries                 360              18
                                                      ------
                                                         183
                                                      ------

--------------------------------------------------------------------------------
6              SEI Insurance Products Trust / Semi-Annual Report / June 30, 2001

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------

PETROLEUM & FUEL PRODUCTS -- 9.8%
   Amerada Hess                        2,971           $ 240
   Apache                                308              16
   Burlington Resources                  420              17
   Chevron                             2,151             195
   Conoco, Cl B                        2,166              63
   Devon Energy                          391              21
   Ensco International                   104               2
   EOG Resources                          85               3
   Equitable Resources                   214               7
   Exxon Mobil                        14,482           1,265
   Forest Oil*                           100               3
   Global Industries Ltd.*               244               3
   Grant Prideco*                        319               6
   Helmerich & Payne                     141               4
   Kerr-McGee                            318              21
   Louis Dreyfus Natural Gas*            100               3
   Newfield Exploration*                  53               2
   Noble Affiliates                      276              10
   Occidental Petroleum                9,127             243
   Ocean Energy                          300               5
   Phillips Petroleum                  3,397             194
   Pioneer Natural Resources*            300               5
   Pogo Producing                        200               5
   Pride International*                  112               2
   Sunoco                                268              10
   Texaco                              1,842             123
   Tidewater                             104               4
   Tosco                               5,135             226
   Ultramar Diamond Shamrock           5,260             249
   Unocal                                769              26
   USX-Marathon Group                  3,828             113
   Valero Energy                         134               5
   Varco International*                  129               2
                                                      ------
                                                       3,093
                                                      ------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 0.8%
   Eastman Kodak                       5,251             245
                                                      ------
PRINTING & PUBLISHING -- 0.9%
   Belo, Cl A                            265               5
   Dow Jones                             103               6
   EW Scripps, Cl A                       42               3
   Harte-Hanks Communications            100               2
   Houghton Mifflin                      100               6
   Knight Ridder                         206              12
   McGraw-Hill                           479              32
   Meredith                              100               4

--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------

   New York Times, Cl A                  452          $   19
   Readers Digest Association, Cl A      265               8
   RR Donnelley & Sons                 5,565             165
   Valassis Communications*              100               4
   Washington Post, Cl B                   6               3
                                                      ------
                                                         269
                                                      ------
RAILROADS -- 0.7%
   Burlington Northern Santa Fe        4,509             136
   CSX                                   605              22
   Norfolk Southern                    1,316              27
   Union Pacific                         842              46
                                                      ------
                                                         231
                                                      ------
REAL ESTATE -- 0.0%
   Catellus Development*                 300               5
   Security Capital Group, Cl B*         300               6
                                                      ------
                                                          11
                                                      ------
REAL ESTATE INVESTMENT TRUSTS -- 0.8%
   AMB Property                          103               3
   Apartment Investment & Management,
      Cl A                               221              11
   Archstone Communities Trust           460              12
   Arden Realty                          300               8
   AvalonBay Communities                 166               8
   Boston Properties                     321              13
   CarrAmerica Realty                    179               5
   Crescent Real Estate                  235               6
   Duke Realty                           323               8
   Equity Office Properties Trust      1,062              34
   Equity Residential Properties Trust   480              27
   General Growth Properties             155               6
   Health Care Property Investors        300              10
   Hospitality Properties Trust          100               3
   Host Marriott                         952              12
   iStar Financial                       260               7
   Kimco Realty                          178               8
   Liberty Property Trust                203               6
   Mack-Cali Realty                      255               7
   New Plan Excel Realty Trust           100               2
   Plum Creek Timber                     166               5
   Prologis Trust                        241               5
   Public Storage                        244               7
   Rouse                                 102               3
   Simon Property Group                  528              16
   Spieker Properties                    184              11
   Vornado Realty Trust                  310              12
                                                      ------
                                                         255
                                                      ------




--------------------------------------------------------------------------------
SEI Insurance Products Trust / Semi-Annual Report / June 30, 2001              7

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)


SEI VP Large Cap Value Fund (Concluded)


--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------

RETAIL -- 4.1%
   Albertson's                         6,865         $   206
   Autonation*                           786               9
   Autozone*                             228               9
   Barnes & Noble*                       200               8
   Big Lots*                             253               3
   Blockbuster, Cl A                     123               2
   Borders Group*                        300               7
   Brinker International*                334               9
   Circuit City Stores-Circuit
      City Group                         624              11
   CVS                                   144               6
   Darden Restaurants                  7,861             219
   Federated Department Stores*        4,478             190
   Harcourt General                      170              10
   JC Penney                             849              22
   Kmart*                              1,586              18
   Limited                             1,056              17
   May Department Stores               1,087              37
   McDonald's                          4,271             116
   Neiman-Marcus Group, Cl A*            100               3
   Nordstrom                             277               5
   Office Depot*                         888               9
   Outback Steakhouse*                   163               5
   Payless Shoesource*                   100               6
   Rite Aid*                             368               3
   Ross Stores                           355               9
   Saks*                                 287               3
   Sears Roebuck                       5,118             217
   Staples*                              395               6
   Target                              1,468              51
   Toys 'R' Us*                          629              16
   Tricon Global Restaurants*            411              18
   Venator Group*                        500               8
   Viad                                  139               4
   Wendy's International                 301               8
   Winn-Dixie Stores                     360               9
                                                      ------
                                                       1,279
                                                      ------
RUBBER-TIRES -- 0.0%
   Goodyear Tire & Rubber                446              12
                                                      ------
SEMI-CONDUCTORS/INSTRUMENTS -- 0.4%
   Advanced Micro Devices*               299               9
   Amkor Technology*                     200               4
   Atmel*                                600               8
   Cirrus Logic*                         100               2
   Conexant Systems*                     600               5
   Cypress Semiconductor*                226               5
   JDS Uniphase*                       2,000              25
   LSI Logic*                            700              13
   Micron Technology*                    900              37
   National Semiconductor*               400              12
                                                      ------
                                                         120
                                                      ------

--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------

SOFTWARE -- 0.3%
   Ariba*                                500          $    3
   BMC Software*                         300               7
   Computer Associates International   1,500              54
   Compuware*                            604               8
   Intuit*                               114               5
   Network Associates*                   253               3
   Sybase*                               178               3
   Tibco Software*                       100               1
   Vignette*                             600               5
                                                      ------
                                                          89
                                                      ------
STEEL & STEEL WORKS -- 0.1%
   AK Steel Holding                      200               3
   Allegheny Technologies                199               4
   Nucor                                 312              15
   Phelps Dodge                          263              11
   USX-U.S. Steel Group                  371               7
                                                      ------
                                                          40
                                                      ------
TELEPHONES & TELECOMMUNICATION -- 8.4%
   Alltel                              1,047              64
   American Tower, Cl A*                 241               5
   AT&T                               15,100             332
   BellSouth                           9,225             371
   Broadwing*                            640              16
   CenturyTel                            466              14
   Citizens Communications*              567               7
   Crown Castle International*           364               6
   Level 3 Communications*               726               4
   Lucent Technologies                11,300              70
   McLeodUSA, Cl A*                    2,030               9
   Metromedia Fiber Network, Cl A*       233              --
   Motorola                            6,887             114
   Nextel Partners, Cl A*                100               2
   NTL*                                  596               7
   PanAmSat*                              72               3
   Qwest Communications
      International*                   2,489              79
   SBC Communications                 12,232             490
   Sprint (FON Group)                  6,969             149
   TeleCorp PCS, Cl A*                    54               1
   Telephone & Data Systems              148              16
   US Cellular*                           35               2
   Verizon Communications*            12,699             679
   Williams Communications Group*      1,784               5
   WorldCom-MCI Group*                   530               9
   WorldCom-WorldCom Group*           13,354             190
                                                      ------
                                                       2,644
                                                      ------

--------------------------------------------------------------------------------
8             SEI Insurance Products Trust / Semi-Annual Report / June 30, 2001

--------------------------------------------------------------------------------
                                   Shares/Face      Market Value
Description                    Amount ($Thousands) ($ Thousands)
--------------------------------------------------------------------------------

TESTING LABORATORIES -- 0.1%
   Celera Genomics Group - Applera*      147           $   6
   Monsanto                              100               4
   Quintiles Transnational*              228               6
                                                      ------
                                                          16
                                                      ------
TRANSPORTATION SERVICES -- 0.1%
   Galileo International                 233               8
   Gatx                                  187               7
                                                      ------
                                                          15
                                                      ------
TRUCKING -- 0.2%
   United Parcel Service, Cl B           230              13
   Yellow*                             2,700              51
                                                      ------
                                                          64
                                                      ------
WATER UTILITIES -- 0.0%
   American Water Works                  195               6
                                                      ------
WHOLESALE -- 0.4%
   Costco Wholesale*                   1,272              52
   Genuine Parts                         484              15
   WW Grainger                           259              11
   Ingram Micro, Cl A*                   200               3
   Sysco                                 662              18
   Tech Data*                            231               8
                                                      ------
                                                         107
                                                      ------
Total Common Stocks
   (Cost $29,916)                                     31,703
                                                      ------
U.S. TREASURY OBLIGATIONS -- 0.0%
   U.S. Treasury Bills (A)
        3.582%, 08/30/01                 $10              10
                                                      ------
Total U.S. Treasury Obligations
   (Cost $10)                                             10
                                                      ------

--------------------------------------------------------------------------------
                                   Shares/Face      Market Value
Description                    Amount ($Thousands) ($ Thousands)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT -- 0.4%
   Morgan Stanley Dean Witter
     3.500%, dated 06/29/01, matures
     07/02/01, repurchase price $123,582
     (collateralized by U.S. Treasury Bills,
     total market value $129,907)      $ 124         $   124
                                                     -------
Total Repurchase Agreement
   (Cost $124)                                           124
                                                     -------
CASH EQUIVALENT -- 0.2%
   Evergreen Select Money Market Fund 60,735              61
                                                     -------
Total Cash Equivalent
   (Cost $61)                                             61
                                                     -------
Total Investments-- 101.5%
   (Cost $30,111)                                     31,898
                                                     -------
Other Assets and Liabilities, Net-- (1.5%)              (461)
                                                     -------
Total Net Assets-- 100.0%                            $31,437
                                                     =======
*Non-Income Producing Security
(A) Security, or a portion thereof, is pledged as collateral on open futures contracts.
Cl -- Class
Ltd. -- Limited
The accompanying notes are an integral part of the financial statements.





--------------------------------------------------------------------------------
SEI Insurance Products Trust / Semi-Annual Report / June 30, 2001              9

--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS (Unaudited)


SEI VP Large Cap Growth Fund


--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------

COMMON STOCKS -- 97.1%
BANKS -- 1.5%
   Bank One                            1,900         $    68
   JP Morgan Chase                     6,000             268
                                                     -------
                                                         336
                                                     -------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 10.8%
   AOL Time Warner*                   20,600           1,092
   AT&T - Liberty Media, Cl A*        28,300             495
   Cablevision Systems, Cl A*          1,560              91
   Comcast, Cl A*                      8,900             386
   Viacom, Cl B*                       7,725             400
                                                     -------
                                                       2,464
                                                     -------
COMMUNICATIONS EQUIPMENT -- 2.1%
   CIENA*                              4,375             166
   Juniper Networks*                   1,900              59
   Nokia Oyj ADR                      12,100             267
                                                     -------
                                                         492
                                                     -------
COMPUTERS & SERVICES -- 8.4%
   Brocade Communications System*      3,500             154
   Cisco Systems*                     33,575             611
   Dell Computer*                      5,200             136
   Electronic Data Systems             1,800             113
   EMC-Mass                            7,825             227
   Oni Systems*                        3,100              87
   Sun Microsystems*                   7,850             123
   Veritas Software*                   7,250             482
                                                     -------
                                                       1,933
                                                     -------
DRUGS -- 13.2%
   Allergan                            2,275             195
   Elan ADR                            2,675             163
   Forest Laboratories*                2,900             206
   Pfizer                             39,987           1,602
   Pharmacia                          12,100             556
   Schering-Plough                     4,900             178
   Teva Pharmaceutical Industries ADR  2,125             132
                                                     -------
                                                       3,032
                                                     -------
ELECTRICAL SERVICES -- 3.4%
   AES*                               11,400             491
   Calpine*                            3,550             134
   Mirant*                             4,425             152
                                                     -------
                                                         777
                                                     -------

--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------

ELECTRONICS -- 1.1%
   Solectron*                         13,900         $   254
                                                     -------
ENTERTAINMENT -- 0.6%
   Metro-Goldwyn-Mayer*                5,650             128
                                                     -------
FINANCIAL SERVICES -- 8.5%
   Citigroup                          12,100             639
   Concord EFS*                        2,000             104
   Freddie Mac                         2,700             189
   Goldman Sachs Group                 1,975             169
   Lehman Brothers Holdings            1,350             105
   MBNA                               10,000             330
   Morgan Stanley Dean Witter          6,525             419
                                                     -------
                                                       1,955
                                                     -------
GAS/NATURAL GAS -- 1.5%
   Dynegy, Cl A                        5,000             233
   Enron                               2,125             104
                                                     -------
                                                         337
                                                     -------
INSURANCE -- 1.9%
   American International Group        5,000             430
                                                     -------
MEDICAL PRODUCTS & SERVICES -- 3.6%
   Cardinal Health                     2,200             152
   Johnson & Johnson                   4,700             235
   Medtronic                           6,400             294
   Tenet Healthcare*                   3,000             155
                                                     -------
                                                         836
                                                     -------
MEDICAL/BIOMEDICAL -- 2.1%
   Biogen*                             1,750              95
   Human Genome Sciences*              1,200              72
   Idec Pharmaceuticals*               4,800             325
                                                     -------
                                                         492
                                                     -------
MISCELLANEOUS MANUFACTURING -- 8.3%
   General Electric                   24,225           1,181
   Tyco International Ltd.            13,050             711
                                                     -------
                                                       1,892
                                                     -------
PETROLEUM & FUEL PRODUCTS -- 1.6%
   BP PLC ADR                          2,600             130
   Global Marine*                      5,800             108
   Noble Drilling*                     2,200              72
   Transocean Sedco Forex              1,600              66
                                                     -------
                                                         376
                                                     -------

--------------------------------------------------------------------------------
10             SEI Insurance Products Trust / Semi-Annual Report / June 30, 2001

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------

RETAIL -- 6.8%
   Home Depot                          9,050         $   421
   Kohls*                              8,400             527
   Lowe's                              3,075             223
   Wal-Mart Stores                     4,200             205
   Walgreen                            5,100             174
                                                     -------
                                                       1,550
                                                     -------
SEMI-CONDUCTORS/INSTRUMENTS -- 10.0%
   Altera*                            10,100             293
   Analog Devices*                     4,475             194
   Applied Materials*                  5,250             258
   Applied Micro Circuits*             1,900              33
   Flextronics International Ltd.     12,300             321
   Intel                               6,825             200
   JDS Uniphase*                       3,315              41
   Micron Technology*                  7,700             316
   PMC - Sierra*                       2,700              84
   QLogic*                             1,775             114
   Sanmina*                              800              19
   Taiwan Semiconductor
     Manufacturing Ltd. ADR               14             210
   Texas Instruments                   6,850             216
                                                     -------
                                                       2,299
                                                     -------
SOFTWARE -- 6.5%
   BEA Systems*                        4,825             148
   Check Point Software Technologies       2              81
   Electronic Arts*                    1,750             101
   Mercury Interactive*                4,100             246
   Microsoft*                          9,550             697
   Oracle*                             1,600              30
   Rational Software*                  3,325              93
   webMethods*                         4,350              92
                                                     -------
                                                       1,488
                                                     -------
TELEPHONES & TELECOMMUNICATION -- 4.8%
   Amdocs Ltd.                         4,300             232
   AT&T Wireless Group*               21,000             343
   Qwest Communications
      International*                   4,950             158
   Sprint (PCS Group)*                 7,350             178
   Time Warner Telecom, Cl A*          1,910              64
   Vodafone Group PLC ADR              5,300             118
                                                     -------
                                                       1,093
                                                     -------
WHOLESALE -- 0.4%
   Costco Wholesale*                   2,250              92
                                                     -------
Total Common Stocks
   (Cost $24,685)                                     22,256
                                                     -------

--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT -- 5.0%
   Morgan Stanley Dean Witter
     3.500%, dated 06/29/01, matures
     07/02/01, repurchase price $1,136,682
     (collateralized by U.S. Treasury Notes,
     total market value $1,194,852)   $1,137         $ 1,137
                                                     -------
Total Repurchase Agreement
   (Cost $1,137)                                       1,137
                                                     -------
Total Investments -- 102.1%
   (Cost $25,822)                                     23,393
                                                     -------
Other Assets and Liabilities, Net -- (2.1%)             (482)
                                                     -------
NET ASSETS:
Fund Shares of Class A
   (unlimited authorization -- no par value)
   based on 3,747,691 outstanding shares
   of beneficial interest                             31,593
Accumulated net investment loss                          (27)
Accumulated net realized loss on investments          (6,226)
Net unrealized depreciation on investments            (2,429)
                                                     -------
Total Net Assets-- 100.0%                            $22,911
                                                     =======
Net Asset Value, Offering and Redemption
   Price Per Share-- Class A                           $6.11
                                                     =======
*Non-Income Producing Security
ADR -- American Depositary Receipt
Cl -- Class
Ltd. -- Limited
PLC -- Public Limited Company
The accompanying notes are an integral part of the financial statements.





--------------------------------------------------------------------------------
SEI Insurance Products Trust / Semi-Annual Report / June 30, 2001             11

--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS (Unaudited)


SEI VP Small Cap Value Fund


--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------

COMMON STOCKS -- 97.2%
AEROSPACE & DEFENSE -- 1.4%
   Alliant Techsystems*                1,200          $  108
   Esterline Technologies*             2,000              44
   Kaman, Cl A                         2,400              42
                                                     -------
                                                         194
                                                     -------
APPAREL/TEXTILES -- 0.9%
   Phillips-Van Heusen                 3,100              45
   Springs Industries, Cl A              900              40
   Unifi*                              4,425              38
                                                     -------
                                                         123
                                                     -------
AUDIO/VIDEO -- 0.6%
   Harman International Industries     2,200              84
                                                     -------
AUTOMOTIVE -- 1.1%
   ArvinMeritor                        5,000              84
   Harsco                              2,400              65
                                                     -------
                                                         149
                                                     -------
BANKS -- 8.8%
   Andover Bancorp                     1,600              80
   Bank United*                        1,700               1
   BankAtlantic Bancorp, Cl A          9,200              80
   Colonial Bancgroup                  5,900              85
   Commercial Federal                  5,725             132
   Downey Financial                    1,800              85
   First Citizens Bancshares, Cl A       100              11
   Firstfed Financial*                 2,700              80
   Flagstar Bancorp                    2,700              56
   Hamilton Bancorp*                   1,200               8
   MAF Bancorp                         1,700              52
   OceanFirst Financial                1,800              47
   Pacific Century Financial           9,550             246
   Richmond County Financial           1,100              41
   Seacoast Financial Services         2,300              37
   Staten Island Bancorp               3,000              84
   UMB Financial                         700              30
   Washington Federal                  2,900              71
                                                     -------
                                                       1,226
                                                     -------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 2.0%
   Advo*                                 500              17
   Hollinger International             9,175             126
   Interpublic Group                   4,532             133
                                                     -------
                                                         276
                                                     -------

--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------

BUILDING & CONSTRUCTION -- 4.7%
   Butler Manufacturing                2,400         $    60
   MDC Holdings                        2,300              81
   Nortek*                             1,400              44
   NVR*                                  200              30
   Ryland Group                        1,900              96
   Standard-Pacific                    2,600              60
   Texas Industries                    3,680             127
   Winnebago Industries                2,400              74
   York International                  2,500              88
                                                     -------
                                                         660
                                                     -------
CHEMICALS -- 4.3%
   Albemarle                           3,100              72
   Cytec Industries*                   7,400             281
   Ethyl*                              5,600               8
   Millennium Chemicals                7,650             115
   Olin                                3,400              58
   PolyOne                             3,200              33
   Wellman                             1,800              32
                                                     -------
                                                         599
                                                     -------
COLLECTIBLES -- 0.3%
   Topps*                              3,900              46
                                                     -------
COMMERCIAL SERVICES -- 0.6%
   Insurance Auto Auctions*            4,850              82
                                                     -------
COMMUNICATIONS EQUIPMENT -- 2.1%
   Andrew*                            13,225             244
   Davox*                              6,225              52
                                                     -------
                                                         296
                                                     -------
COMPUTERS & SERVICES -- 3.9%
   Avant*                              3,500              47
   Brady, Cl A                         5,175             187
   Checkpoint Systems*                 3,100              55
   Iomega*                            14,900              36
   Proquest*                           4,675             145
   Storage Technology*                 5,000              69
                                                     -------
                                                         539
                                                     -------
DRUGS -- 0.9%
   Alpharma, Cl A                      1,300              35
   Perrigo*                            5,600              93
                                                     -------
                                                         128
                                                     -------



--------------------------------------------------------------------------------
12             SEI Insurance Products Trust / Semi-Annual Report / June 30, 2001

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------

ELECTRICAL COMPONENTS & EQUIPMENT-- 0.8%
   Belden                              4,150         $   111
                                                     -------
ELECTRICAL SERVICES -- 2.8%
   Cleco                               3,400              77
   EL Paso Electric*                   5,200              83
   Public Service of New Mexico        2,400              77
   RGS Energy Group                    2,300              86
   UIL Holdings                        1,000              49
   WPS Resources                         600              21
                                                     -------
                                                         393
                                                     -------
ENTERTAINMENT -- 0.9%
   Speedway Motorsports*               4,850             122
                                                     -------
FINANCIAL SERVICES -- 4.4%
   Doral Financial                     2,700              93
   Metris                              6,400             216
   Student Loan                          900              63
   Waddell & Reed Financial, Cl A      7,750             246
                                                     -------
                                                         618
                                                     -------
FOOD, BEVERAGE & TOBACCO -- 3.7%
   Adolph Coors, Cl B                    400              20
   Dole Food                           2,000              38
   Fleming                             3,600             129
   Pilgrims Pride, Cl A                  300               3
   Pilgrims Pride, Cl B                1,500              19
   Ralcorp Holdings*                   5,315             100
   Schweitzer-Mauduit International    2,700              64
   Suiza Foods*                        1,100              58
   Universal                           2,000              79
                                                     -------
                                                         510
                                                     -------
GAS/NATURAL GAS -- 3.1%
   Cascade Natural Gas                 1,200              26
   Oneok                               3,600              71
   Peoples Energy                      3,160             127
   Piedmont Natural Gas                4,025             143
   UGI                                 2,300              62
                                                     -------
                                                         429
                                                     -------
HAND/MACHINE TOOLS -- 0.5%
   Lincoln Electric Holdings           2,900              74
                                                     -------
HOTELS & LODGING -- 2.4%
   Aztar*                              4,200              51
   Gaylord Entertainment*              7,150             206
   Prime Hospitality*                  6,300              75
                                                     -------
                                                         332
                                                     -------


--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------

HOUSEHOLD FURNITURE & FIXTURES -- 0.4%
   Kimball International, Cl B         1,600         $    29
   Salton*                             1,300              23
                                                     -------
                                                          52
                                                     -------
INSURANCE -- 4.0%
   AmerUs Group                        2,300              82
   CNA Surety                          1,300              18
   Commerce Group                      2,300              85
   Delphi Financial Group, Cl A        1,000              39
   FBL Financial Group, Cl A           1,660              30
   Landamerica Financial Group         1,700              54
   Leucadia National                   2,100              68
   Pacificare Health Systems*          2,900              47
   Presidential Life                   2,700              60
   Stewart Information Services*       3,975              77
                                                     -------
                                                         560
                                                     -------
LEASING & RENTING -- 1.5%
   Rent-A-Center*                      1,800              95
   Ryder System                        3,500              69
   Xtra*                               1,000              50
                                                     -------
                                                         214
                                                     -------
LEISURE PRODUCTS -- 0.4%
   Arctic Cat                          3,900              57
                                                     -------
MACHINERY -- 6.1%
   Applied Industrial Technologies     2,900              55
   Axcelis Technologies*              16,800             249
   Crane                               6,750             209
   Donaldson                           5,550             173
   Gehl*                                 600              11
   Imation*                            1,800              45
   JLG Industries                      4,400              54
   Magnetek*                           4,600              58
                                                     -------
                                                         854
                                                     -------
MARINE TRANSPORTATION -- 0.4%
   Alexander & Baldwin                 2,200              57
                                                     -------
MEDICAL PRODUCTS & SERVICES -- 5.1%
   Arrow International                 2,500              96
   Diagnostic Products                 2,600              86
   Edwards Lifesciences*               8,950             236
   Haemonetics*                        7,055             215
   Sola International*                 5,800              82
                                                     -------
                                                         715
                                                     -------





--------------------------------------------------------------------------------
SEI Insurance Products Trust / Semi-Annual Report / June 30, 2001             13

--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS (Unaudited)


SEI VP Small Cap Value Fund (Concluded)


--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------

METAL FABRICATE/HARDWARE -- 0.8%
   Amcast Industrial                   2,900         $    25
   Commercial Metals                   1,400              45
   Quanex                              1,300              34
                                                     -------
                                                         104
                                                     -------
MISCELLANEOUS CONSUMER SERVICES -- 0.4%
   Stewart Enterprises, Cl A*          8,000              58
                                                     -------
MISCELLANEOUS MANUFACTURING -- 6.3%
   AO Smith                            1,400              25
   Barnes Group                        2,200              54
   Blyth                               7,475             192
   ESCO Technologies*                  2,400              72
   National Service Industries         2,400              54
   NCH                                   700              27
   Pittston Brink's Group             13,350             298
   SPS Technologies*                   1,585              75
   Tredegar                            4,275              82
                                                     -------
                                                         879
                                                     -------
OFFICE SUPPLIES -- 1.3%
   Standard Register                   1,700              31
   Wallace Computer Services           9,325             154
                                                     -------
                                                         185
                                                     -------
PAPER & PAPER PRODUCTS -- 1.6%
   Longview Fibre                      1,900              23
   Rayonier                            3,840             178
   Rock-Tenn, Cl A                     2,100              26
                                                     -------
                                                         227
                                                     -------
PETROLEUM & FUEL PRODUCTS -- 1.8%
   Giant Industries*                   1,500              13
   Patina Oil & Gas                    4,000             106
   Valero Energy                       1,800              66
   Vintage Petroleum                   3,300              62
                                                     -------
                                                         247
                                                     -------
PRINTING & PUBLISHING -- 2.3%
   Banta                               2,700              79
   Bowne                              10,300             118
   Paxar*                              8,725             126
                                                     -------
                                                         323
                                                     -------
PROFESSIONAL SERVICES -- 0.8%
   CDI*                                1,600              27
   US Oncology*                        9,000              80
                                                     -------
                                                         107
                                                     -------

--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------

REAL ESTATE -- 0.6%
   Avatar Holdings*                    3,925         $    90
                                                     -------
REAL ESTATE INVESTMENT TRUSTS -- 1.9%
   BRE Properties, Cl A                4,175             127
   First Industrial Realty Trust       4,240             136
                                                     -------
                                                         263
                                                     -------
RETAIL -- 2.8%
   Bob Evans Farms                     1,900              34
   Brown Shoe                          3,500              63
   Cato, Cl A                          3,700              72
   Dillards, Cl A                      3,900              60
   Dress Barn*                         2,300              52
   Haverty Furniture                   2,700              40
   Ryan's Family Steak Houses*         5,100              62
                                                     -------
                                                         383
                                                     -------
RUBBER-TIRES -- 0.6%
   Bandag                                700              19
   Cooper Tire & Rubber                4,900              70
                                                     -------
                                                          89
                                                     -------
SOFTWARE -- 1.3%
   Digi International*                 6,500              57
   Progress Software*                  5,475              89
   Structural Dynamics Research*       1,600              39
                                                     -------
                                                         185
                                                     -------
STEEL & STEEL WORKS -- 0.4%
   AK Steel Holding                    4,200              53
                                                     -------
TELEPHONES & TELECOMMUNICATIONS -- 0.7%
   Microcell Telecommunications*      10,150              92
                                                     -------
TRANSPORTATION SERVICES -- 2.7%
   Galileo International              11,550             375
                                                     -------
TRUCKING -- 2.3%
   Arkansas Best*                      2,900              67
   Arnold Industries                   7,100             137
   Roadway                             1,900              45
   USFreightways                       1,400              41
   Yellow*                             1,900              36
                                                     -------
                                                         326
                                                     -------
WHOLESALE -- 0.5%
   Handleman*                          4,400              74
                                                     -------
Total Common Stocks
   (Cost $11,134)                                     13,560
                                                     -------




--------------------------------------------------------------------------------
14             SEI Insurance Products Trust / Semi-Annual Report / June 30, 2001

--------------------------------------------------------------------------------
                                     Shares/Face    Market Value
Description                    Amount ($Thousands) ($ Thousands)
--------------------------------------------------------------------------------

WARRANT -- 0.0%
   Dime Bancorp (A)*                   1,000         $    --
                                                     -------
Total Warrant
   (Cost $0)                                              --
                                                     -------
REPURCHASE AGREEMENT -- 2.6%
   Morgan Stanley Dean Witter
     3.500%, dated 06/29/01, matures
     07/02/01, repurchase price $362,160
     (collateralized by U.S. Treasury Notes,
     total market value $380,694)       $362             362
                                                     -------
Total Repurchase Agreement
   (Cost $362)                                           362
                                                     -------
CASH EQUIVALENT -- 0.6%
   Evergreen Select Money Market Fund 77,619              78
                                                     -------
Total Cash Equivalent
   (Cost $78)                                             78
                                                     -------
Total Investments -- 100.4%
   (Cost $11,574)                                     14,000
                                                     -------
Other Assets and Liabilities, Net -- (0.4%)              (54)
                                                     -------
NET ASSETS:
Fund Shares of Class A
   (unlimited authorization -- no par value)
   based on 1,045,124 outstanding shares
   of beneficial interest                             10,878
Accumulated net investment income                         20
Accumulated net realized gain on investments             622
Net unrealized appreciation on investments             2,426
                                                     -------
Total Net Assets -- 100.0%                           $13,946
                                                     =======
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                         $13.34
                                                      ======
*Non-Income Producing Security
(A) Represents a potential distribution settlement in a legal claim. Does not have a strike price or expiration date.
Cl -- Class
Ltd. -- Limited
The accompanying notes are an integral part of the financial statements.





--------------------------------------------------------------------------------
SEI Insurance Products Trust / Semi-Annual Report / June 30, 2001             15

--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS (Unaudited)


SEI VP Small Cap Growth Fund


--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------

COMMON STOCKS -- 97.4%
AEROSPACE & DEFENSE -- 1.5%
   Alliant Techsystems*                  700         $    63
   BE Aerospace*                       4,300              82
                                                     -------
                                                         145
                                                     -------
AIR TRANSPORTATION -- 1.7%
   Atlantic Coast Airlines Holdings*   3,800             114
   Offshore Logistics*                 2,300              44
                                                     -------
                                                         158
                                                     -------
APPAREL/TEXTILES -- 2.0%
   Columbia Sportswear*                1,450              74
   Quiksilver*                         1,300              32
   Skechers USA, Cl A*                 2,900              85
                                                     -------
                                                         191
                                                     -------
AUTOMOTIVE PRODUCTS -- 1.0%
   Copart*                             3,200              94
                                                     -------
BANKS -- 1.2%
   New York Community Bancorp          2,600              98
   Roslyn Bancorp                        800              21
                                                     -------
                                                         119
                                                     -------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 0.8%
   Getty Images*                       1,200              32
   Paxson Communications*              3,600              49
                                                     -------
                                                          81
                                                     -------
BUILDING & CONSTRUCTION -- 2.0%
   Centex                                600              24
   DR Horton                           1,100              25
   Lennar                              1,900              79
   Pulte Homes                         1,600              68
                                                     -------
                                                         196
                                                     -------
COMMUNICATIONS EQUIPMENT -- 2.0%
   Advanced Fibre Communication*       1,400              29
   Anaren Microwave*                   1,800              36
   Powerwave Technologies*             2,100              30
   Symmetricom*                        1,500              22
   Utstarcom*                          3,000              70
                                                     -------
                                                         187
                                                     -------
COMPUTERS & SERVICES -- 5.9%
   Aspen Technology*                   1,900              46
   eFunds*                             1,200              22
   Electronics for Imaging*            2,400              71
   Jack Henry & Associates             3,400             105

--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------

   Lantronix*                          7,200         $    74
   Mentor Graphics*                    2,400              42
   NYFIX*                              1,400              45
   Silicon Storage Technology*         4,000              41
   SonicWall*                          2,500              63
   StorageNetworks*                    3,200              54
                                                     -------
                                                         563
                                                     -------
DRUGS -- 10.8%
   Alkermes*                           2,000              70
   Cephalon*                           2,000             141
   Cubist Pharmaceuticals*             3,300             125
   First Horizon Pharmaceutical*       4,300             138
   Henry Schein*                       3,500             134
   Idexx Laboratories*                   300               9
   Medicines*                          4,700              96
   Medicis Pharmaceutical, Cl A*       1,400              74
   Neurocrine Biosciences*             1,800              72
   Pozen*                              3,900              58
   SICOR*                              4,800             111
                                                     -------
                                                       1,028
                                                     -------
ELECTRICAL COMPONENTS & EQUIPMENT -- 0.9%
   Cymer*                              1,500              38
   Power-One*                          2,900              48
                                                     -------
                                                          86
                                                     -------
ELECTRICAL SERVICES -- 0.5%
   Covanta Energy*                     2,500              46
                                                     -------
ENTERTAINMENT -- 1.6%
   Anchor Gaming*                      2,400             155
                                                     -------
ENVIRONMENTAL SERVICES -- 0.8%
   Stericycle*                         1,600              75
                                                     -------
FINANCIAL SERVICES -- 1.5%
   AmeriCredit*                        1,500              78
   Metris                                900              30
   NCO Group*                          1,200              37
                                                     -------
                                                         145
                                                     -------
FOOD, BEVERAGE & TOBACCO -- 2.0%
   Fleming                             4,700             168
   Smithfield Foods*                     600              24
                                                     -------
                                                         192
                                                     -------
GAS/NATURAL GAS -- 0.7%
   Energen                             1,100              30
   Western Gas Resources               1,200              39
                                                     -------
                                                          69
                                                     -------




--------------------------------------------------------------------------------
16             SEI Insurance Products Trust / Semi-Annual Report / June 30, 2001

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------

HOTELS & LODGING -- 0.7%
   Mandalay Resort Group*              2,500         $    68
                                                     -------
INSURANCE -- 1.6%
   AdvancePCS*                         2,100             135
   Odyssey Re Holdings*                1,100              20
                                                     -------
                                                         155
                                                     -------
LEISURE PRODUCTS -- 2.5%
   Direct Focus*                       2,400             114
   Shuffle Master*                     6,000             126
                                                     -------
                                                         240
                                                     -------
MACHINERY -- 0.5%
   Asyst Technologies*                 3,300              45
                                                     -------
MEDICAL PRODUCTS & SERVICES -- 12.0%
   American Medical Systems Holdings*  4,500              69
   Ameripath*                          1,300              38
   Amsurg, Cl A*                       1,200              35
   Apria Healthcare Group*             2,600              75
   DaVita*                             5,500             112
   ESC Medical Systems Ltd.*           2,100              61
   First Health Group*                 4,700             113
   Insmed*                             5,200              47
   Neopharm*                           2,400              61
   Oakley*                             5,400             100
   Pharmaceutical Product Development* 3,900             119
   Pharmacyclics*                      1,900              64
   PolyMedica*                         2,100              85
   Tanox*                              1,500              47
   Varian Medical Systems*             1,700             122
                                                     -------
                                                       1,148
                                                     -------
MEDICAL/BIOMEDICAL -- 2.2%
   Cell Therapeutics*                  2,500              69
   Invitrogen*                         1,700             122
   Lynx Therapeutics*                  2,500              17
                                                     -------
                                                         208
                                                     -------
METAL FABRICATE/HARDWARE -- 0.4%
   Precision Castparts                 1,100              41
                                                     -------
PETROLEUM & FUEL PRODUCTS -- 8.3%
   Cabot Oil & Gas, Cl A               1,200              29
   Equitable Resources                 1,200              40
   Evergreen Resources*                1,100              42
   Horizon Offshore*                   4,400              59
   Key Energy Services*                9,100              99
   Louis Dreyfus Natural Gas*          1,100              38

--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------

   Marine Drilling*                    3,000         $    57
   National-Oilwell*                   2,400              64
   Ocean Energy                        2,900              51
   Patterson-UTI Energy*               4,300              77
   Precision Drilling*                 2,200              69
   Valero Energy                       2,300              85
   Veritas DGC*                          700              19
   XTO Energy                          4,200              60
                                                     -------
                                                         789
                                                     -------
PROFESSIONAL SERVICES -- 3.6%
   Career Education*                   2,600             156
   Corinthian Colleges*                2,500             118
   Education Management*               1,400              56
   Maximus*                              300              12
                                                     -------
                                                         342
                                                     -------
RETAIL -- 10.8%
   American Eagle Outfitters*          3,000             106
   Bebe Stores*                        1,900              55
   Chico's FAS*                        3,150              94
   Childrens Place*                    3,800             102
   Christopher & Banks*                1,400              46
   Factory 2-U Stores*                   600              18
   Genesco*                            3,400             114
   HOT Topic*                          3,600             112
   Kenneth Cole Productions, Cl A*     1,500              30
   O'reilly Automotive*                2,400              69
   Pacific Sunwear of California*      3,200              72
   Ruby Tuesday                        1,700              29
   Too*                                1,800              49
   Tweeter Home Entertainment Group*   3,800             134
                                                     -------
                                                       1,030
                                                     -------
SEMI-CONDUCTORS/INSTRUMENTS -- 6.6%
   ASM International N.V.*             2,000              40
   Entegris*                           5,100              58
   Fairchild Semiconductor
     International, Cl A*              1,400              32
   FEI*                                  700              29
   Integrated Circuit Systems*           800              15
   LTX*                                2,800              72
   Microtune*                            400               9
   Photronics*                         2,200              56
   RF Micro Devices*                   1,800              49
   Rudolph Technologies*               1,800              85
   Transwitch*                         2,900              32
   Triquint Semiconductor*             2,300              52
   Ultratech Stepper*                  2,500              64
   Zoran*                              1,200              36
                                                     -------
                                                         629
                                                     -------





--------------------------------------------------------------------------------
SEI Insurance Products Trust / Semi-Annual Report / June 30, 2001             17

--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS (Unaudited)


SEI VP Small Cap Growth Fund (Concluded)


--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------

SOFTWARE -- 6.7%
   Borland Software*                   4,000         $    62
   Digimarc*                           2,900              70
   EXE Technologies*                   2,200              13
   Informatica*                        1,400              24
   Informix*                           9,600              56
   Intranet Solutions*                 2,500              95
   Matrixone*                          2,100              49
   NETIQ*                              1,300              41
   Peregrine Systems*                  1,700              49
   Phoenix Technologies Ltd.*            400               6
   Retek*                              1,600              77
   Take-Two Interactive Software*      3,700              69
   webMethods*                         1,400              30
                                                     -------
                                                         641
                                                     -------
STEEL & STEEL WORKS -- 2.0%
   Maverick Tube*                      4,300              73
   Shaw Group*                         2,900             116
                                                     -------
                                                         189
                                                     -------
TELEPHONES & TELECOMMUNICATION -- 1.9%
   Dobson Communications, Cl A*        2,000              34
   Lightbridge*                          500              10
   Metro One Telecommunications*       2,000             130
   Z-Tel Technologies*                 3,000               5
                                                     -------
                                                         179
                                                     -------
TRANSPORTATION SERVICES -- 0.7%
   Galileo International               2,100              68
                                                     -------
Total Common Stocks
   (Cost $8,400)                                       9,302
                                                     -------
WARRANT -- 0.0%
   Endo Pharmaceuticals Holdings
     expires 12/31/02*                 1,500               1
                                                     -------
Total Warrant
   (Cost $5)                                               1
                                                     -------

--------------------------------------------------------------------------------
                                      Face Amount  Market Value
Description                          ($Thousands) ($ Thousands)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT -- 2.5%
   Morgan Stanley Dean Witter
     3.500%, dated 06/29/01, matures
     07/02/01, repurchase price $235,606
     (collateralized by U.S. Treasury Notes,
     total market value $247,663)       $236         $   236
                                                     -------
Total Repurchase Agreement
   (Cost $236)                                           236
                                                     -------
Total Investments -- 99.9%
   (Cost $8,641)                                       9,539
                                                     -------
Other Assets and Liabilities, Net -- 0.1%                 13
                                                     -------
NET ASSETS:
Fund Shares of Class A
   (unlimited authorization -- no par value)
   based on 1,062,991 outstanding shares
   of beneficial interest                             10,407
Accumulated net investment loss                          (36)
Accumulated net realized loss on investments          (1,717)
Net unrealized appreciation on investments               898
                                                     -------
Total Net Assets -- 100.0%                            $9,552
                                                     =======
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                          $8.99
                                                     =======

*Non-Income Producing Security
Cl -- Class
Ltd. -- Limited
The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
18             SEI Insurance Products Trust / Semi-Annual Report / June 30, 2001

--------------------------------------------------------------------------------


SEI VP International Equity Fund


--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------

FOREIGN COMMON STOCKS -- 93.8%
AUSTRALIA -- 2.9%
   Australia and New Zealand
     Banking Group Ltd.                5,700          $   49
   BHP Billiton Ltd.                  20,254             107
   BHP Billiton Ltd., Bonus Shares*   21,573             117
   Cable & Wireless Optus Ltd.*        9,660              18
   Foster's Group Ltd.                 6,093              17
   National Australia Bank Ltd.        1,000              18
   News Ltd.                           2,601              24
   QBE Insurance Group Ltd.            2,539              15
   Westpac Banking                     3,481              26
   WMC Ltd.                            9,400              46
   Woolworths Ltd.                     1,421               8
                                                     -------
                                                         445
                                                     -------
CANADA -- 2.1%
   Abitibi-Consolidated                1,700              13
   Alcan                                 100               4
   ATI Technologies*                   2,800              26
   Bombardier, Cl B                    3,600              54
   Magna International, Cl A           1,000              61
   MDS                                   300               3
   Mitel*                                600               6
   National Bank of Canada             1,200              23
   Nortel Networks                     8,341              77
   Thomson                             1,900              64
                                                     -------
                                                         331
                                                     -------
FINLAND -- 1.3%
   Nokia                               7,970             181
   Nokia ADR                             600              13
   UPM-Kymmene                           500              14
                                                     -------
                                                         208
                                                     -------
FRANCE -- 10.4%
   Accor                                 400              17
   Alstom                              4,620             129
   Aventis                             2,497             199
   Bouygues                            2,300              78
   Carrefour                             300              16
   Christian Dior                        400              14
   European Aeronautic Defense
      and Space                        6,811             125
   Groupe Danone                         300              41
   LVMH Moet Hennessy Louis Vuitton      600              30
   Michelin (C.G.D.E.), Cl B             900              28
   Pechiney                            1,000              51
   PSA Peugeot Citroen*                   50              14

--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------

   Sanofi-Synthelabo                   4,409         $   289
   Societe BIC                           700              25
   Societe Television Francaise        1,900              55
   STMicroelectronics                  1,300              45
   TotalFinaElf                        1,895             265
   Vivendi Universal                   3,570             208
                                                     -------
                                                       1,629
                                                     -------
GERMANY -- 5.7%
   Aixtron                               600              17
   Allianz                               627             184
   Bayerische Motoren Werke            1,100              36
   DaimlerChrysler                     3,484             160
   Deutsche Bank                         550              39
   Deutsche Telekom                      600              14
   E.ON                                2,544             132
   Epcos                                 500              27
   Infineon Technologies               1,400              33
   Metro                               1,800              68
   Muenchener Rueckversicherungs         457             128
   Siemens                               900              54
                                                     -------
                                                         892
                                                     -------
GREECE -- 0.1%
   Coca Cola Hellenic Bottling*        1,000              12
                                                     -------
HONG KONG -- 5.0%
   Amoy Properties                    12,000              14
   Cheung Kong                         9,000              98
   China Mobile Ltd.                  44,990             238
   China Unicom                       64,000             112
   Hutchison Whampoa                   6,400              65
   Johnson ElectricHoldings           26,000              36
   Li & Fung Ltd.                     12,000              20
   Shangri-La Asia Ltd.               22,000              19
   Sun Hung Kai Properties Ltd.       16,000             144
   Swire Pacific Ltd., Cl A            6,500              34
                                                     -------
                                                         780
                                                     -------
  IRELAND -- 0.8%
   Allied Irish Banks                  3,900              44
   CRH                                 4,300              72
                                                     -------
                                                         116
                                                     -------





--------------------------------------------------------------------------------
SEI Insurance Products Trust / Semi-Annual Report / June 30, 2001             19

--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS (Unaudited)


SEI VP International Equity Fund (Continued)


--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------

ITALY -- 4.8%
   Assicurazioni Generali*             2,000         $    60
   Banca Nazionale Del Lavoro*        39,857             125
   ENI-Ente Nazionale Idrocarburi*    25,618             312
   Fiat                                5,220             102
   Olivetti                           15,040              27
   TIM                                25,037             128
                                                     -------
                                                         754
                                                     -------
JAPAN -- 20.4%
   Advantest                             900              77
   Canon                               2,000              81
   Chugai Pharmaceutical Ltd.          3,000              46
   Daiwa Securities Group              4,000              42
   Fujitsu Ltd.                        9,000              94
   Fujitsu Support and Service           100               3
   Furukawa Electric Co Ltd.           2,000              16
   Hirose Electric Ltd.                  600              46
   Hitachi Ltd.                        4,000              39
   Honda Motor Ltd.                    1,000              44
   Hoya                                  300              19
   Japan Airlines Ltd.                 6,000              19
   Jusco Ltd.                          3,000              66
   KDDI                                    2               9
   Keyence                               100              20
   Kokusai Securities Ltd.             2,000              15
   Matsushita Communication Industries   200               9
   Mitsubishi Heavy Industries Ltd.    7,000              32
   Mitsubishi Motors*                 10,000              33
   Mitsui Fudosan Ltd.                 3,000              32
   Mitsui Marine & Fire Insurance      6,000              31
   Mizuho Holding                         39             181
   Murata Manufacturing Ltd.           2,200             146
   NEC                                 7,000              95
   Nichicon                            1,000              13
   Nikko Securities Ltd.               2,000              16
   Nikon                               4,000              38
   Nintendo Ltd.                         500              91
   Nippon Telegraph & Telephone            2              10
   Nissan Motor Ltd.                  34,000             235
   Nomura Securities Ltd.             10,000             192
   NTT Docomo                             17             296
   Rohm Ltd.                           1,300             202
   Sankyo Ltd.                         1,000              18
   Sekisui House Ltd.                  3,000              25
   Sharp                              12,000             164
   Shin-Etsu Chemical Ltd.             1,000              37
   Shionogi Ltd.                       3,000              63
   Sony                                1,700             112
   Sumitomo Marine & Fire              2,000              11

--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------

   Sumitomo Mitsui Banking             2,000           $  16
   Sumitomo Realty & Developmnt        1,000               6
   Suzuki Motor                        3,000              40
   Taiyo Yuden Ltd.                    1,000              27
   Takefuji                            1,200             109
   THK Ltd.                            1,700              32
   Tokyo Electron Ltd.                 1,300              79
   Tokyo Seimitsu Ltd.                   600              31
   Tokyu                               3,000              16
   Toray Industries                   11,000              44
   UFJ Holdings*                           7              38
   Ushio                               2,000              27
                                                     -------
                                                       3,183
                                                     -------
MEXICO -- 0.9%
   America Movil de CV, Ser L ADR*     2,500              52
   Telefonos de Mexico ADR             2,600              92
                                                     -------
                                                         144
                                                     -------
NETHERLANDS -- 9.7%
   ABN Amro Holding                    2,363              44
   Aegon                               4,787             135
   ASML Holding*                       2,100              47
   Gucci Group                         1,127              94
   Hagemeyer                           1,100              21
   Heineken                            2,850             115
   Heineken Holding, Cl A                250               8
   ING Groep*                            400              26
   Ahold                               4,099             128
   Philips Electronics                 6,748             179
   Philips Electronics ADR               400              11
   Royal KPN*                         14,615              83
   Unilever                            3,641             219
   United Pan-Europe
     Communications, Cl A              1,100               3
   VNU                                 6,391             216
   Wolters Kluwer                      6,930             186
                                                     -------
                                                       1,515
                                                     -------
NORWAY -- 0.4%
   Norsk Hydro                           800              34
   Statoil*                            3,900              29
                                                     -------
                                                          63
                                                     -------
PORTUGAL -- 0.2%
   Portugal Telecom SGPS ADR           1,938              13
   Telecel-Comunicacoes Pessoais*      1,200              10
                                                     -------
                                                          23
                                                     -------


--------------------------------------------------------------------------------
20             SEI Insurance Products Trust / Semi-Annual Report / June 30, 2001

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------

SINGAPORE -- 1.1%
   Datacraft Asia Ltd.                 1,000         $     4
   DBS Group Holdings Ltd.             2,000              15
   Hong Kong Land Holdings Ltd.        9,000              16
   Singapore Airlines Ltd.             2,000              14
   Singapore Technologies
      Engineering Ltd.                18,000              25
   Singapore Telecommunications       79,000              82
   United Overseas Bank                2,000              13
                                                     -------
                                                         169
                                                     -------
SOUTH AFRICA -- 0.1%
   Dimension Data Holdings*            5,800              22
                                                     -------
SOUTH KOREA -- 2.4%
   Korea Telecom ADR                   4,998             110
   Pohang Iron & Steel ADR             1,800              35
   Samsung Electronics GDR (A)         2,932             230
                                                     -------
                                                         375
                                                     -------
SPAIN -- 0.5%
   Banco Bilbao Vizcaya Argentaria     4,000              52
   Telefonica*                         2,352              29
                                                     -------
                                                          81
                                                     -------
SWEDEN -- 1.2%
   Assa Abloy, Cl B                    2,200              31
   Foreningssparbanken                 2,800              32
   Telefonaktiebolaget LM Ericsson,
      Cl B                            23,621             129
                                                     -------
                                                         192
                                                     -------
SWITZERLAND -- 3.1%
   Compagnie Financiere Richemont         46             118
   Credit Suisse Group*                  253              42
   Holcim Ltd., Cl B                     245              50
   Nestle                                170              36
   Novartis                            2,320              84
   Roche Holding                         460              33
   Swiss Re                               24              48
   Swisscom                              142              34
   Syngenta*                             317              17
   UBS                                   127              18
                                                     -------
                                                         480
                                                     -------
TAIWAN -- 0.7%
   Taiwan Semiconductor
     Manufacturing Ltd. ADR            7,300             111
                                                     -------

--------------------------------------------------------------------------------
                         Shares/Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------

UNITED KINGDOM -- 20.0%
   ARM Holdings*                       5,200         $    20
   AstraZeneca                         5,262             245
   AstraZeneca (SEK)                   5,700             263
   BAE Systems                        51,974             249
   British Airways                     4,976              24
   British Telecommunications         21,341             134
   Centrica                            5,400              17
   Colt Telecom Group*                 8,513              59
   Compass Group*                      1,600              13
   Diageo                             15,364             169
   GKN                                 3,200              31
   GlaxoSmithKline                     8,761             246
   Granada                             7,690              16
   Halifax Group                       5,000              58
   HSBC Holdings                      15,690             186
   Invensys                            8,600              16
   Lloyds TSB Group                    7,860              79
   Marks & Spencer                    36,972             136
   National Grid Group                 1,900              14
   Pearson                             2,400              40
   Prudential                          4,000              48
   Reed International                 19,073             169
   Reuters Group                       3,700              48
   Royal Bank of Scotland Group        9,923             219
   Shell Transport & Trading          12,400             103
   Shire Pharmaceuticals*              1,000              18
   Smiths Group                        4,400              51
   Tate & Lyle                         4,100              16
   Unilever NV                         7,800              66
   Vodafone Group                    163,219             362
                                                     -------
                                                       3,115
                                                     -------
Total Foreign Common Stocks
   (Cost $18,164)                                     14,640
                                                     -------
FOREIGN PREFERRED STOCK -- 0.5%
BRAZIL -- 0.5%
   Embratel Participacoes ADR         10,147              76
                                                     -------
Total Foreign Preferred Stock
   (Cost $186)                                            76
                                                     -------
FOREIGN CONVERTIBLE BOND -- 0.1%
BERMUDA -- 0.1%
   Sanwa International Finance Trust
        1.250%, 08/01/05      JPY      3,000              21
                                                     -------
Total Foreign Convertible Bond
   (Cost $34)                                             21
                                                     -------

--------------------------------------------------------------------------------
SEI Insurance Products Trust / Semi-Annual Report / June 30, 2001             21

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (Unaudited)


SEI VP International Equity Fund (Concluded)


--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS -- 6.3%
   State Street Bank
     2.750%, dated 06/29/01, matures
     07/02/01, repurchase price $425,065
     (collateralized by U.S. Treasury Notes,
     total market value $438,813)       $425          $  425
   Morgan Stanley Dean Witter
     3.500%, dated 06/29/01, matures
     07/02/01, repurchase price $558,494
     (collateralized by U.S. Treasury Notes,
     total market value $587,075)        558             558
                                                     -------
Total Repurchase Agreements
   (Cost $983)                                           983
                                                     -------
Total Investments -- 100.7%
   (Cost $19,367)                                     15,720
                                                     -------
Other Assets and Liabilities, Net -- (0.7%)             (108)
                                                     -------
NET ASSETS:
Fund Shares of Class A
   (unlimited authorization -- no par value)
   based on 2,329,757 outstanding shares
   of beneficial interest                             20,841
Accumulated net investment income                         51
Accumulated net realized loss on investments          (1,630)
Net unrealized depreciation on investments            (3,647)
Net unrealized depreciation on forward
   foreign currency contracts, foreign currencies
   and translation of other assets and liabilities
   denominated in foreign currencies                      (3)
                                                     -------
Total Net Assets -- 100.0%                           $15,612
                                                     =======
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                          $6.70
                                                     =======
*Non-Income Producing Security
(A) Security exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.
ADR-- American Depositary Receipt
Cl-- Class
GDR-- Global Depositary Receipt
Ltd.-- Limited
Ser-- Series
SEK-- Swedish Krona
The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
22             SEI Insurance Products Trust / Semi-Annual Report / June 30, 2001

--------------------------------------------------------------------------------


SEI VP Emerging Markets Equity Fund


--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------

FOREIGN COMMON STOCKS -- 86.3%
BRAZIL -- 0.4%
   ESC Medical Systems Ltd.              400         $    12
   Petroleo Brasileiro ADR*              900              23
                                                     -------
                                                          35
                                                     -------
CHILE -- 1.4%
   Banco de A. Edwards ADR             1,300              22
   Cervecerias Unidas ADR                640              14
   Compania Telecomunicaciones
     de Chile ADR                      2,480              35
   Distribucion Y Servicio D&S ADR     1,000              15
   Endesa ADR                          2,400              27
                                                     -------
                                                         113
                                                     -------
CROATIA -- 0.2%
   Pliva D.D. GDR (A)                  1,600              18
                                                     -------
CZECH REPUBLIC -- 0.3%
   Cesky Telecom GDR                   1,800              16
   Komercni Banka GDR                    900               8
                                                     -------
                                                          24
                                                     -------
EGYPT -- 0.1%
   Mobinil-Egyptian Mobile Network       700              10
                                                     -------
HONG KONG -- 9.6%
   Asiainfo Holdings*                  1,000              20
   Beijing Datang Power General Ltd.  44,000              15
   China Everbright Ltd.              26,000              24
   China Mobile Ltd.                  58,500             309
   China Overseas Land & Investments  20,000               4
   China Petroleum & Chemical        138,000              28
   China Resources Enterprise          2,000               3
   China Southern Airlines Ltd.       31,000              10
   China Unicom                       11,000              19
   China Unicom ADR                    5,000              88
   Citic Pacific Ltd.                 33,000             102
   Denway Motors Ltd.*                56,000              20
   Huaneng Power International        31,000              19
   PetroChina Ltd.                   266,000              55
   Qingling Motors, Cl H             146,000              36
   Shanghai Industrial Holdings Ltd.   9,000              16
   Yanzhou Coal Mining Ltd.           24,000              11
                                                     -------
                                                         779
                                                     -------
HUNGARY -- 1.1%
   Gedeon Richter                        500              28
   Matav                               3,800              11
   Matav ADR                           1,660              25
   MOL Magyar Olaj ES Gazipari GDR (A)   840              12
   OTP Bank                              240              12
                                                     -------
                                                          88
                                                     -------

--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------

INDIA -- 8.1%
   Dr. Reddy's Laboratories ELN        2,000         $    69
   Hindustan Lever ELN                31,300             137
   ICICI Banking Ltd. ADR              4,000              20
   Infosys ELN                           800              64
   ITC Ltd. ELN                        3,700              59
   ITC Ltd. GDR                        2,400              44
   Mahanagar Telephone Nigam GDR       3,500              19
   Ranbaxy Laboratories Ltd. GDR (A)   2,700              30
   Reliance Industries Ltd. GDR        8,100             126
   Satyam Computer Services ELN        2,500               9
   State Bank of India Ltd. GDR        4,400              49
   Videsh Sanchar Nigam Ltd. ADR       1,750              23
   Wipro ELN                             400              12
                                                     -------
                                                         661
                                                     -------
INDONESIA -- 0.7%
   Gudang Garam                        8,000               9
   Hanjaya Mandala Sampoerna           7,500              11
   Indofood Sukses Makmur            123,500               9
   Telekomunikasi                    115,500              32
                                                     -------
                                                          61
                                                     -------
ISRAEL -- 3.0%
   Bank Hapoalim Ltd.                  7,500              18
   Bank Leumi Le-Israel                8,500              17
   Bezeq                               9,300              14
   Check Point Software Technologies   2,252             114
   RADWARE Ltd.                          500               9
   Taro Pharmaceuticals Industries       200              17
   Teva Pharmaceutical Industries ADR    875              55
                                                     -------
                                                         244
                                                     -------
LUXEMBOURG -- 0.2%
   Quilmes Industrial ADR                650              14
                                                     -------
MALAYSIA -- 2.5%
   Genting Berhad                     11,000              25
   Malayan Banking Berhad             25,400              69
   Resorts World Berhad               15,000              20
   Telekom Malaysia Berhad             7,500              17
   Tenaga Nasional Berhad             31,400              72
                                                     -------
                                                         203
                                                     -------
MEXICO -- 12.8%
   America Movil de CV, Ser L ADR*     7,600             137
   Carso Global Telecom                7,800              19
   Cemex                              10,287              55
   Cemex - Rights                     12,937               1
   Coca-Cola Femsa ADR                 1,250              31
   Consorcio ARA*                      7,500              12
   Fomento Economico Mexicano          8,100              34
   Grupo Aeroportuario de Sureste ADR    100               2
   Grupo Carso, Ser A1*                6,400              19
   Grupo Financiero Banamex Accival   21,400              55





--------------------------------------------------------------------------------
SEI Insurance Products Trust / Semi-Annual Report / June 30, 2001             23

--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS (Unaudited)


SEI VP Emerging Markets Equity Fund (Concluded)

--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------

   Grupo Financiero Banorte, Ser O*    6,200         $    13
   Grupo Financiero BBVA Bancomer     61,500              61
   Grupo Financiero Inbursa, Ser O*    6,200              26
   Grupo Iusacell de CV                3,800              26
   Grupo Modelo                       12,400              33
   Grupo Televisa GDR                  1,210              48
   Interamericana de Entretenimiento,
      Cl B                            27,300             112
   Organizacion Soriana, Ser B           700               2
   Pepsi-Gemex                           700               4
   Telefonos de Mexico ADR             6,850             240
   Tubos de Acero de Mexico ADR        1,500              19
   TV Azteca ADR                       4,700              30
   Walmart de Mexico, Ser C           27,600              67
                                                     -------
                                                       1,046
                                                     -------
PHILIPPINES -- 0.6%
   Ayala Land                        115,000              12
   Philippine Long Distance Telephone  2,000              28
   Philippine Long Distance
      Telephone ADR                      600               8
                                                     -------
                                                          48
                                                     -------
POLAND -- 1.0%
   Bank Pekao GDR                        420               7
   Polski Koncern Naftowy GDR          1,300              11
   Powszechny Bank Kredytowy GDR         880              22
   Telekomunikacja Polska              4,400              20
   Telekomunikacja Polska GDR          5,140              23
                                                     -------
                                                          83
                                                     -------
RUSSIA -- 4.0%
   Lukoil Holding ADR                  1,345              65
   Mobile Telesystems ADR              1,030              28
   Mosenergo ADR                       5,000              20
   Norilsk Nickel*                       960              17
   OAO Gazprom ADR                     1,100              12
   Sibneft ADR                           200               1
   Surgutneftegaz ADR                  7,820             100
   Unified Energy Systems ADR          2,800              32
   Unified Energy Systems GDR          3,500              40
   Vimpel Communications ADR             460               8
                                                     -------
                                                         323
                                                     -------
SOUTH AFRICA -- 8.8%
   ABSA Group Ltd.                    13,000              61
   African Bank Investments Ltd.      31,700              36
   Anglo American Platinum             2,310             103
   BOE Ltd.                           28,900              16
   Dimension Data Holdings*           14,530              56
   FirstRand Ltd.                     85,300              91
   Gold Fields Ltd.                    4,200              19
   Harmony Gold Mining Ltd.            4,101              23
   Impala Platinum Holdings Ltd.         800              40
   Liberty Group Ltd.                  2,600              19
   Metro Cash & Carry Ltd.           120,404              24
   Murray & Roberts Holdings*          4,100               3

--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------

   Naspers Ltd.                        3,400           $  13
   Profurn Ltd.                       64,300               6
   Sanlam Ltd.                        52,400              71
   Sappi Ltd.                          2,200              19
   Sasol Ltd.                         11,470             105
   Steinhoff International
      Holdings Ltd.                   14,000              11
   Super Group Ltd.                    3,200               4
                                                     -------
                                                         720
                                                     -------
SOUTH KOREA -- 16.7%
   Hynix Semiconductor GDR            12,640             136
   Hyundai Motor Ltd. GDR             14,600              48
   Kookmin Bank GDR                   12,600             167
   Korea Electric Power ADR           16,900             161
   Korea Telecom ELN                   1,200              48
   Korea Telecom ADR                   5,440             119
   Pohang Iron & Steel ADR             5,100             101
   Samsung Electronics GDR (A)         3,950             310
   Shinhan Bank GDR                    6,300             130
   SK Telecom Ltd. ADR                 8,300             140
                                                     -------
                                                       1,360
                                                     -------
TAIWAN -- 11.8%
   Acer GDR                            8,500              28
   Advantage Semiconductor ADR         5,578              17
   ASE Test Ltd.                       1,000              13
   Asustek Computer ELN                2,000              11
   Asustek Computer GDR               15,705              68
   China Development Industries ELN   25,000              21
   Compal Electronics GDR              9,444              51
   Compeq Manufacturing ELN            6,000              12
   Far Eastern Textile Ltd. GDR        4,833              26
   Formosa Plastic ELN                 9,000              10
   Formusa Chemical & Fiber ELN       21,000              15
   HON HAI Precision Industry GDR      3,160              40
   Powerchip Semiconductor ADR         9,389              59
   Siliconware Precision
      Industries ADR                  10,490              29
   Sunplus Technology GDR              2,200              19
   Synnex Technology International GDR 2,650              14
   Taiwan Semiconductor
     Manufacturing Ltd. ELN          128,659             240
   Taiwan Semiconductor
     Manufacturing Ltd. ADR            1,680              25
   United Microelectronics ELN        75,000             100
   United Microelectronics ADR        12,400             111
   Winbond Electronics GDR             6,622              57
                                                     -------
                                                         966
                                                     -------
THAILAND -- 0.8%
   Advanced Info Service Public Ltd.   2,600              28
   Siam Cement                         2,500              27
   Thai Farmers Bank                  23,600              10
                                                     -------
                                                          65
                                                     -------




--------------------------------------------------------------------------------
24             SEI Insurance Products Trust / Semi-Annual Report / June 30, 2001

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------

TURKEY -- 2.0%
   Anadolu Efes Biracilik Ve Malt
     Sanayii AS                      262,713         $    10
   Dogan Yayin Holding             1,610,000               5
   Enka Holdings Yatirim              44,000               3
   Eregli Demir VE Celik Fabrik    1,227,000              14
   Hurriyet Gazeteci               2,352,000               5
   Migros Turk TAS                   154,150              10
   Turkcell Iletisim Hizmet AS     1,193,571              14
   Turkiye Garanti Bankasi         4,637,000              23
   Turkiye IS Bankasi              3,427,175              24
   Vestel Elektronik Sanayi        6,007,000              15
   Yapi VE Kredi Bankasi          11,810,100              37
                                                     -------
                                                         160
                                                     -------
UNITED KINGDOM -- 0.2%
   BHP Billiton                        3,000              15
                                                     -------
Total Foreign Common Stocks
   (Cost $7,679)                                       7,036
                                                     -------
FOREIGN PREFERRED STOCKS -- 9.5%
BRAZIL -- 9.2%
   Banco Bradesco                 15,612,426              82
   Banco Itau                        515,000              45
   Brasil Telecom                  1,350,000               8
   Brasil Telecom Participacoes ADR    1,630              68
   Centrais Eletricas
      Brasileiras, Cl B            1,340,989              16
   Cia de Bebidas das Americas ADR     2,500              58
   Cia Paranaense de Energia ADR       2,400              18
   Companhia Brasileira de Distribuicao
     Grupo de Acucar ADR                 960              22
   Companhia Vale do Rio Doce ADR      1,950              45
   Companhia Vale do Rio Doce, Cl A    3,400              77
   Duratex                           380,000               7
   Embraer Aircraft ADR                1,000              40
   Embratel Participacoes ADR          1,970              14
   Gerdau                          2,400,000              19
   Petroleo Brasileiro ADR*            2,520              59
   Tele Celular Sul Participacoes ADR    300               6
   Tele Centro Oeste Celular
     Participacoes ADR                 2,900              25
   Tele Leste Celular Participacoes ADR  200               8
   Tele Norte Leste Participacoes ADR  2,534              39
   Telecomunicacoes Brasileiras          500              23
   Telemig Celular Participacoes ADR     500              21
   Telesp Celular Participacoes ADR    1,610              25
   Votorantim Celulose e Papel ADR     1,300              20
                                                     -------
                                                         745
                                                     -------
THAILAND -- 0.3%
   Siam Commercial Bank Ltd.          53,500              24
                                                     -------
Total Foreign Preferred Stocks
   (Cost $860)                                           769
                                                     -------


--------------------------------------------------------------------------------
                         Shares/Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------

FOREIGN CONVERTIBLE BOND -- 0.2%
NETHERLANDS -- 0.2%
   Elektrim
        3.750%, 07/02/04                  19         $    17
                                                     -------
Total Foreign Convertible Bond
   (Cost $18)                                             17
                                                     -------
WARRANT -- 0.0%
SOUTH AFRICA -- 0.0%
   Harmony Gold expires 06/22/01*      1,367               3
                                                     -------
Total Warrant
   (Cost $0)                                               3
                                                     -------
REPURCHASE AGREEMENTS -- 5.1%
   State Street Bank
     2.75%, dated 06/29/01, matures
     07/02/01, repurchase price $277,042
     (collateralized by U.S. Treasury Notes,
     total market value $283,938)        277             277
   Morgan Stanley Dean Witter
     3.50%, dated 06/29/01, matures
     07/02/01, repurchase price $138,067
     (collateralized by U.S. Treasury Notes,
     total market value $145,133)        138             138
                                                     -------
Total Repurchase Agreements
   (Cost $415)                                           415
                                                     -------
Total Investments -- 101.1%
   (Cost $8,972)                                       8,240
                                                     -------
Other Assets and Liabilities, Net -- (1.1%)              (90)
                                                     -------
NET ASSETS:
Fund Shares of Class A
   (unlimited authorization -- no par value)
   based on 1,399,423 outstanding shares
   of beneficial interest                             12,606
Accumulated net investment income                          2
Accumulated net realized loss on investments          (3,726)
Net unrealized depreciation on investments              (732)
                                                     -------
Total Net Assets -- 100.0%                           $ 8,150
                                                     =======
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                          $5.83
                                                     =======
*Non-Income Producing Security
(A) Security exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.
ADR-- American Depositary Receipt
Cl-- Class
ELN-- Equity Linked Notes
GDR-- Global Depositary Receipt
Ltd.-- Limited
Ser-- Series
The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
SEI Insurance Products Trust / Semi-Annual Report / June 30, 2001             25

--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (Unaudited)


SEI VP Core Fixed Income Fund


--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS -- 16.0%
   U.S. Treasury Bonds
        6.125%, 08/15/29              $  895         $   928
        5.250%, 11/15/28               2,170           1,984
   U.S. Treasury Bonds (A)
        3.875%, 04/15/29                 602             645
   U.S. Treasury Notes
        6.125%, 08/15/07                  90              95
        5.750%, 08/15/10                 430             440
        5.000%, 02/15/11                  18              17
   U.S. Treasury Notes (A)
        3.625%, 01/15/08                 613             627
        3.625%, 04/15/28                  66              67
   U.S. Treasury STRIPS
        0.000%, 11/15/21                 330              96
                                                     -------
Total U.S. Treasury Obligations
   (Cost $4,811)                                       4,899
                                                     -------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 23.6%
   FNMA
        7.125%, 02/15/05                  60              64
        7.000%, 07/15/05                 890             943
        6.625%, 11/15/10                 190             197
   FNMA (D)
        3.880%, 08/09/01                 200             199
        3.840%, 11/01/01               2,500           2,468
   FHLMC
        5.250%, 01/15/06                 260             257
        5.875%, 03/21/11                 220             212
        5.625%, 03/15/11                 910             874
   FHLMC (B)
        3.760%, 11/08/01               2,000           1,974
   TVA
        7.125%, 05/01/30                  30              32
                                                     -------
Total U.S. Government Agency Obligations
   (Cost $7,198)                                       7,220
                                                     -------
U.S. GOVERNMENT MORTGAGE-BACKED
OBLIGATIONS -- 42.5%
   FNMA
        8.000%, 08/01/30-07/01/31        224             231
        7.500%, 06/01/30-07/01/31        879             897
        7.000%, 07/01/16-08/01/30        234             236
        6.500%, 12/01/14-07/01/31      1,807           1,786
        6.250%, 02/01/11                 100             100
        6.000%, 10/01/29-07/01/31      1,081           1,039
   GNMA
        7.500%, 08/15/28-07/20/30        458             469
        7.000%, 10/15/27-07/01/31      1,558           1,571
        6.500%, 02/15/29-07/01/31      5,344           5,286
        6.000%, 04/15/29-07/01/31      1,397           1,352
                                                     -------
Total U.S. Government Mortgage-Backed Obligations
   (Cost $12,883)                                     12,967
                                                     -------

--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------

CORPORATE OBLIGATIONS -- 10.4%
AEROSPACE & DEFENSE -- 0.9%
   British Aerospace Financial (C)
        7.500%, 07/01/27               $ 100         $   100
   Lockheed Martin
        8.500%, 12/01/29                  60              67
        6.750%, 03/15/03                 100             102
                                                     -------
                                                         269
                                                     -------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 1.1%
   Viacom
        7.150%, 05/20/05                 100             104
   Comcast Cable Communications
        6.750%, 01/30/11                 100              98
   News America Holdings
        7.750%, 12/01/45                 150             136
                                                     -------
                                                         338
                                                     -------
CHEMICALS -- 0.3%
   Dow Chemical
        7.375%, 11/01/29                  50              51
   Rohm & Haas
        7.850%, 07/15/29                  35              36
                                                     -------
                                                          87
                                                     -------
COMMUNICATIONS -- 0.2%
   France Telecom (C)
        7.750%, 03/01/11                  75              76
                                                     -------
ELECTRICAL SERVICES -- 0.6%
   Progress Energy
        7.100%, 03/01/11                 100             101
   Southern California Edison, Ser 1993-J
        5.625%, 10/01/02                 100              88
                                                     -------
                                                         189
                                                     -------
ENVIRONMENTAL SERVICES -- 0.6%
   Waste Management
        7.100%, 08/01/26                 100             102
        7.000%, 07/15/28                 100              89
                                                     -------
                                                         191
                                                     -------
FINANCIAL SERVICES -- 3.2%
   Associates NA
        5.500%, 02/15/04                 100             100
   General Motors Acceptance MTN
        6.380%, 01/30/04                 700             717
   Texaco Capital
        8.000%, 08/01/32                 150             166
                                                     -------
                                                         983
                                                     -------

--------------------------------------------------------------------------------
26             SEI Insurance Products Trust / Semi-Annual Report / June 30, 2001

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------

FOOD, BEVERAGE & TOBACCO -- 1.6%
   Nabisco
        7.550%, 06/15/15               $ 100         $   102
   Pepsi Bottling Group, Ser B
        7.000%, 03/01/29                 150             150
   Philip Morris
        7.750%, 01/15/27                 225             225
                                                     -------
                                                         477
                                                     -------
GAS/NATURAL GAS -- 0.4%
   Coastal
        6.950%, 06/01/28                 150             134
                                                     -------
INSURANCE -- 0.2%
   Loew's
        7.000%, 10/15/23                  50              45
                                                     -------
PETROLEUM & FUEL PRODUCTS -- 0.3%
   Vastar Resources
        6.500%, 04/01/09                  80              81
                                                     -------
RAILROAD TRANSPORTATION SERVICES -- 0.3%
   Union Pacific
        7.125%, 02/01/28                 100              97
                                                     -------
SPECIAL PURPOSE-- 0.3%
   Enron Trust II (C)
        7.375%, 05/15/06                 100             100
                                                     -------
TELEPHONES & TELECOMMUNICATION -- 0.4%
   Verizon Communications
        6.840%, 04/15/18                 100              96
                                                     -------
Total Corporate Obligations
   (Cost $3,087)                                       3,163
                                                     -------
YANKEE BONDS -- 8.2%
   AOL Time Warner
        7.625%, 04/15/31                 100             100
   Bank of America
        7.400%, 01/15/11                 200             208
   British Telecom PLC
        8.625%, 12/15/30                  30              33
   CIT Group
        7.125%, 10/15/04                 100             104
   DaimlerChrysler Holdings NA
        7.400%, 01/20/05                 100             104
   Electronic Data Systems
        7.450%, 10/15/29                 150             151


--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------

   Ford Motor
        7.450%, 07/16/31                $ 40           $  38
   Ford Motor Credit
        7.875%, 06/15/10                 100             104
        7.375%, 02/01/11                 100             101
   General Motors Acceptance
        7.250%, 03/02/11                  50              51
   Goldman Sachs Group MTN
        7.350%, 10/01/09                 100             103
   Hydro-Quebec, Ser HQ
        9.500%, 11/15/30                  50              65
   Hydro-Quebec, Ser HY
        8.400%, 01/15/22                  60              69
   Hydro-Quebec, Ser JL
        6.300%, 05/11/11                 100              98
   Lehman Brothers Holdings
        7.875%, 08/15/10                 100             105
   Philip Morris Capital
        7.500%, 07/16/09                  50              51
   Phillips Petroleum
        8.750%, 05/25/10                 500             569
   Quebec Province
        7.500%, 09/15/29                  50              53
   TCI Communications
        6.375%, 05/01/03                 100             102
   Visteon
        8.250%, 08/01/10                  55              58
   WorldCom
        8.250%, 05/15/31                 250             245
                                                     -------
Total Yankee Bonds
   (Cost $2,469)                                       2,512
                                                     -------
ASSET-BACKED SECURITIES-- 1.5%
   Public Service New Hampshire Funding LLC,
     Ser 2001-1, Cl A3
        6.480%, 05/01/15                 360             357
   U.S. Clearing Master Trust, Ser 1999-1A
        5.130%, 07/15/06                 100             100
                                                     -------
Total Asset-Backed Securities
   (Cost $460)                                           457
                                                     -------
COMMERCIAL PAPER -- 8.1%
   Coca-Cola Enterprises
        3.700%, 11/05/01               2,500           2,468
                                                     -------
Total Commercial Paper
   (Cost $2,467)                                       2,468
                                                     -------





--------------------------------------------------------------------------------
SEI Insurance Products Trust / Semi-Annual Report / June 30, 2001             27

--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS/STATEMENT OF NET ASSETS (Unaudited)


SEI VP Core Fixed Income Fund (Concluded)


--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT -- 19.1%
  JP Morgan Chase 4.020%, dated 06/29/01,
     matures 07/02/01, repurchase price
     $5,858,804 (collateralized by an FHLMC obligation,
     total market value $5,954,621)   $5,838         $ 5,838
                                                     -------
Total Repurchase Agreement
   (Cost $5,838)                                       5,838
                                                     -------
Total Investments -- 129.4%
   (Cost $39,213)                                     39,524
                                                     -------
OTHER ASSETS AND LIABILITIES, NET -- (29.4%)
WRITTEN OPTIONS -- 0.0%
   September 2001 US Ten Year
     Treasury Note Future Put             (9)             (2)
   September 2001 US Ten Year
     Treasury Note Future Call           (10)             (2)
   September 2001 US Ten Year
     Treasury Note Future Put             (5)             --
   September 2001 US Long Bond
     Future Call                          (4)             (1)
   September 2001 US Ten Year
     Treasury Note Future Call           (20)             --
                                                     -------
Total Written Options
   (Premiums $(35))                                       (5)
                                                     -------
Other Assets and Liabilities, Net -- (29.4%)          (8,978)
                                                     -------
Total Other Assets and Liabilities                    (8,983)
                                                     -------
Total Net Assets -- 100.0%                           $30,541
                                                     =======
(A) Treasury Inflation Protection Security
(B) Zero Coupon Security. The rate reported on the Statement of Net Assets is the effective yield as of June 30, 2001.
(C) Security exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.
(D) Discount Note - The rate reflected on the Statement of Net Assets is the Discount Rate at the time of purchase.
Cl -- Class
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
LLC -- Limited Liability Company
MTN -- Medium Term Note
NA -- North America
PLC -- Public Limited Company
Ser -- Series
Strips -- Separate Trading of Registered Interest and Principal of Securities TVA -- Tennessee Valley Authority
The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
28             SEI Insurance Products Trust / Semi-Annual Report / June 30, 2001

--------------------------------------------------------------------------------


SEI VP High Yield Bond Fund


--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------

CORPORATE OBLIGATIONS -- 78.9%
AGRICULTURE -- 2.6%
   IMC Global (A)
       10.875%, 06/01/08                $100         $    99
   Scotts
        8.625%, 01/15/09                 200             202
                                                     -------
                                                         301
                                                     -------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 2.2%
   Charter Communications Holdings
       11.125%, 01/15/11                 100             105
   Insight Communications (A) (B)
        6.020%, 02/15/11                 100              56
   Sinclair Broadcast Group
        8.750%, 12/15/07                 100              95
                                                     -------
                                                         256
                                                     -------
BROADCASTING, TELEVISION & RADIO -- 10.9%
   Adelphia Communications
        8.750%, 10/01/07                 100              93
   Adelphia Communications, Ser B
        8.375%, 02/01/08                 200             183
   Classic Cable
       10.500%, 03/01/10                 200              58
   CSC Holdings
        7.875%, 12/15/07                 200             201
   Diva Systems, Ser B (B)
       31.763%, 03/01/08                 250              35
   Mediacom Capital LLC
        7.875%, 02/15/11                 150             132
   Olympus Communications LP, Ser B
       10.625%, 11/15/06                 200             202
   Price Communications Wireless, Ser B
        9.125%, 12/15/06                 200             207
   Salem Communications, Ser B
        9.500%, 10/01/07                 100             102
   UnitedGlobalCom, Ser B (B)
       17.208%, 02/15/08                 200              67
                                                     -------
                                                       1,280
                                                     -------
BUILDING & CONSTRUCTION -- 1.7%
   Dayton Superior
       13.000%, 06/15/09                 100             100
   KB Home
        9.500%, 02/15/11                 100             101
                                                     -------
                                                         201
                                                     -------
COMMERCIAL SERVICES -- 0.8%
   Iron Mountain
        8.250%, 07/01/11                 100              99
                                                     -------

--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT -- 3.4%
   Allegiance Telecom, Ser B (B)
        8.667%, 02/15/08                $200         $   114
   American Tower (A)
        9.375%, 02/01/09                 100              93
   Insight Midwest
        9.750%, 10/01/09                 150             155
   Williams Communication Group
       10.700%, 10/01/07                 100              41
                                                     -------
                                                         403
                                                     -------
CONSUMER PRODUCTS -- 0.9%
   Jostens
       12.750%, 05/01/10                 100             101
                                                     -------
CONTAINERS & PACKAGING -- 1.3%
   Four M, Ser B
       12.000%, 06/01/06                 150             147
                                                     -------
COSMETICS & TOILETRIES -- 0.8%
   American Tissue, Ser B
       12.500%, 07/15/06                 100              92
                                                     -------
DRUGS -- 1.7%
   ICN Pharmaceuticals, Ser B
        9.250%, 08/15/05                 100             103
   NBTY, Ser B
        8.625%, 09/15/07                 100              94
                                                     -------
                                                         197
                                                     -------
ELECTRICAL SERVICES -- 2.6%
   AES
        8.875%, 02/15/11                 100              98
   CMS Energy, Ser B
        6.750%, 01/15/04                 100              97
   TNP Enterprises, Ser B
       10.250%, 04/01/10                 100             109
                                                     -------
                                                         304
                                                     -------
ENTERTAINMENT -- 8.2%
   Argosy Gaming
       10.750%, 06/01/09                 200             215
   Aztar
        8.875%, 05/15/07                 150             151
   Eldorado Resorts LLC
       10.500%, 08/15/06                 150             154
   Hard Rock Hotel, Ser B
        9.250%, 04/01/05                 100              91
   Horseshoe Gaming Holdings, Ser B
        8.625%, 05/15/09                 200             200
   Mandalay Resort Group
        9.250%, 12/01/05                 150             153
                                                     -------
                                                         964
                                                     -------






--------------------------------------------------------------------------------
SEI Insurance Products Trust / Semi-Annual Report / June 30, 2001             29

--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS (Unaudited)


SEI VP High Yield Bond Fund (Continued)


--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------

FINANCIAL SERVICES -- 2.6%
   Alamosa Deleware (A)
       12.500%, 02/01/11                $100         $    90
   Labrache
       12.000%, 03/02/07                 100             111
   Sovereign Bancorp
       10.500%, 11/15/06                 100             109
                                                     -------
                                                         310
                                                     -------
FOOD, BEVERAGE & TOBACCO -- 1.6%
   Aurora Foods, Ser B
        9.875%, 02/15/07                 100              88
   National Wine & Spirits
       10.125%, 01/15/09                 100             101
                                                     -------
                                                         189
                                                     -------
FORESTRY -- 0.9%
   Tembec Industries
        8.500%, 02/01/11                 100             102
                                                     -------
GAS/NATURAL GAS -- 1.8%
   Western Gas Resources
       10.000%, 06/15/09                 200             214
                                                     -------
HOTELS & LODGING -- 3.1%
   Ameristar Casinos (A)
       10.750%, 02/15/09                 150             157
   HMH Properties, Ser B
        7.875%, 08/01/08                 100              96
   Park Place Entertainment
        9.375%, 02/15/07                 100             105
                                                     -------
                                                         358
                                                     -------
MACHINERY -- 3.2%
   Jackson Products, Ser B
        9.500%, 04/15/05                 200             176
   Motors & Gears, Ser D
       10.750%, 11/15/06                 200             200
                                                     -------
                                                         376
                                                     -------
MARINE SERVICES -- 0.8%
   Trico Marine Services, Ser G
        8.500%, 08/01/05                 100              99
                                                     -------
MEDICAL INSTRUMENTS -- 0.8%
   Fisher Scientific International
        9.000%, 02/01/08                 100              99
                                                     -------

--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------

MEDICAL SERVICES -- 0.8%
   Magellan Health Services
        9.000%, 02/15/08                $100         $    94
                                                     -------
PETROLEUM & FUEL PRODUCTS -- 11.2%
   Abraxas Petroleum, Ser B
       12.875%, 03/15/03                 100             103
   Chesapeake Energy (A)
        8.125%, 04/01/11                 100              94
   Houston Exploration, Ser B
        8.625%, 01/01/08                 200             199
   Magnum Hunter Re
       10.000%, 06/01/07                 200             204
   Mission Resources (A)
       10.875%, 04/01/07                 100              98
   Nuevo Energy, Ser B
        9.500%, 06/01/08                 150             151
   Peabody Energy, Ser B
        9.625%, 05/15/08                  81              85
   Pride International
        9.375%, 05/01/07                 200             210
   Southwest Royalties, Ser B
       10.500%, 10/15/04                 100              87
   Wiser Oil
        9.500%, 05/15/07                 100              88
                                                     -------
                                                       1,319
                                                     -------
PRINTING & PUBLISHING -- 2.0%
   Adelphia Business Solutions, Ser B (B)
       34.294%, 04/15/03                 200             146
   Primedia (A)
        8.875%, 05/15/11                 100              93
                                                     -------
                                                         239
                                                     -------
RETAIL -- 1.5%
   American Restaurant Group, Ser B
       11.500%, 02/15/03                 100              95
   Pep Boys-Manny Moe Jack, Ser B MTN
        6.920%, 07/07/06                 100              84
                                                     -------
                                                         179
                                                     -------
RUBBER & PLASTIC -- 1.7%
   Sealed Air (A)
        8.750%, 07/01/08                 100              97
   Stone Container (A)
        9.750%, 02/01/11                 100             102
                                                     -------
                                                         199
                                                     -------




--------------------------------------------------------------------------------
30             SEI Insurance Products Trust / Semi-Annual Report / June 30, 2001

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------

STEEL & STEEL WORKS -- 1.2%
   National Steel, Ser D
        9.875%, 03/01/09                $ 50         $    18
   Oxford Automotive, Ser D
       10.125%, 06/15/07                 200             122
                                                     -------
                                                         140
                                                     -------
TELEPHONES & TELECOMMUNICATION -- 6.9%
   Airgate PCS (B)
        6.711%, 10/01/09                 100              58
   McLeodUSA
        8.375%, 03/15/08                 200             108
   Nextel Communications (A)
        9.500%, 02/01/11                 100              78
   Pac-West Telecommunications
       13.500%, 02/01/09                 200              90
   Telecorp PCS (B)
        6.124%, 04/15/09                 100              63
   Tritel PCS (B)
        5.851%, 05/15/09                 100              64
   US Unwired, Ser B (B)
        8.711%, 11/01/09                 100              49
   Voicestream Wireless
       10.375%, 11/15/09                 200             228
   WinStar Communications (C)
       12.750%, 04/15/10                 200               2
   XO Communications
       10.500%, 12/01/09                 200              64
                                                     -------
                                                         804
                                                     -------
TRANSPORTATION SERVICES -- 0.8%
   Werner Holdings, Ser A
       10.000%, 11/15/07                 100              96
                                                     -------
TRUCKING -- 0.9%
   Oshkosh Truck
        8.750%, 03/01/08                 100             100
                                                     -------
Total Corporate Obligations
   (Cost $10,201)                                      9,262
                                                     -------


--------------------------------------------------------------------------------
                         Shares/Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------

YANKEE BONDS -- 12.8%
   Ainsworth Lumber PIK
       12.500%, 07/15/07                $200          $  184
   Alliance Atlantis Communications
       13.000%, 12/15/09                 100             105
   Doman Industries Ltd.
        8.750%, 03/15/04                 100              62
   Global Crossing Holdings Ltd.
        9.625%, 05/15/08                 200             158
   Intrawest
        9.750%, 08/15/08                 100             100
   France Telecom
        9.000%, 06/01/09                 500             521
   Rogers Communications
        8.875%, 07/15/07                 150             149
   Telewest Communications PLC
        9.625%, 10/01/06                 100              84
   Time Warner Telecom
       10.125%, 02/01/11                 150             135
                                                     -------
Total Yankee Bonds
   (Cost $1,594)                                       1,498
                                                     -------
WARRANTS -- 0.0%
   Dayton Superior  expires 06/15/09*    100               1
   Diva Systems  expires 03/01/08 (D)*   750              --
   Jostens, Cl E  expires 05/01/10*      100               2
   Pliant  expires 02/01/10*             100              --
                                                     -------
Total Warrants
   (Cost $0)                                               3
                                                     -------
COMMON STOCK -- 0.1%
   Aurora Foods*                       1,771              10
                                                     -------
Total Common Stock
   (Cost $4)                                              10
                                                     -------
CASH EQUIVALENT -- 6.1%
   Fidelity Institutional Cash
      Reserve                        714,570             715
                                                     -------
Total Cash Equivalent
   (Cost $715)                                           715
                                                     -------
Total Investments -- 97.9%
   (Cost $12,514)                                     11,488
                                                     -------
Other Assets and Liabilities, Net -- 2.1%                247
                                                     -------






--------------------------------------------------------------------------------
SEI Insurance Products Trust / Semi-Annual Report / June 30, 2001             31

--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS/SCHEDULE OF INVESTMENTS (Unaudited)


SEI VP High Yield Bond Fund (Concluded)


--------------------------------------------------------------------------------
                                                       Value
Description                                    ($ Thousands)
--------------------------------------------------------------------------------

NET ASSETS:
Fund Shares of Class A
   (unlimited authorization -- no par value)
   based on 1,309,259 outstanding shares
   of beneficial interest                            $12,904
Accumulated net investment income                          1
Accumulated net realized loss on investments            (144)
Net unrealized depreciation on investments            (1,026)
                                                     -------
Total Net Assets -- 100.0%                           $11,735
                                                     =======
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                          $8.96
                                                     =======
*Non-Income Producing Security
(A) Security exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.
(B) Step Bond -- The rate reflected on the Statement of Net Assets is the effective yield on June 30, 2001. The coupon on a step bond changes on a specific date.
(C) In default on Interest Payment
(D) Security Considered Illiquid
Cl -- Class
LLC -- Limited Liability Company
LP -- Limited Partnership
Ltd. -- Limited
MTN -- Medium Term Note
PIK -- Payment-in-Kind
PLC -- Public Limited Company
Ser -- Series
The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
32             SEI Insurance Products Trust / Semi-Annual Report / June 30, 2001

--------------------------------------------------------------------------------


SEI VP International Fixed Income Fund


--------------------------------------------------------------------------------
                                 Face Amount       Market Value
Description                ($ Thousands) (1)      ($ Thousands)
--------------------------------------------------------------------------------

FOREIGN BONDS -- 80.8%
BELGIUM -- 3.8%
   Government of Belgium
        7.000%, 05/15/06                 350         $   324
                                                     -------
CANADA -- 2.9%
   Government of Canada
        9.000%, 06/01/25                  50              44
        6.000%, 09/01/05                  90              60
        5.500%, 06/01/09                 220             142
                                                     -------
                                                         246
                                                     -------
DENMARK -- 1.2%
   Kingdom of Denmark
        7.000%, 11/15/07                 843             105
                                                     -------
FRANCE -- 8.0%
   French Treasury Notes
        5.000%, 01/12/06                 390             336
   Government of France
        5.500%, 10/25/10                 400             344
                                                     -------
                                                         680
                                                     -------
GERMANY -- 14.6%
   Bundesobligation, Ser 135
        5.000%, 05/20/05                 638             549
   Bundesrepublic of
     Deutscheland, Ser 00
        5.250%, 07/04/10                 188             162
   Bundesrepublic of
     Deutscheland, Ser 97
        6.000%, 01/04/07                 530             479
   Deutsche Ausgleichsbank
        1.850%, 09/20/10         JPY   5,000              43
                                                     -------
                                                       1,233
                                                     -------
GREECE -- 1.5%
   Government of Greece
        8.700%, 04/08/05                 135             129
                                                     -------
HUNGARY -- 2.7%
   Government of Hungary
        9.250%, 05/12/05              63,040             224
                                                     -------
ITALY -- 4.4%
   Republic of Italy
        1.800%, 02/23/10          JPY 43,000             372
                                                     -------

--------------------------------------------------------------------------------
                                 Face Amount       Market Value
Description                ($ Thousands) (1)      ($ Thousands)
--------------------------------------------------------------------------------

JAPAN -- 3.2%
   Japan Bank for International
     Cooperation
        2.875%, 07/28/05              30,000         $   266
                                                     -------
NETHERLANDS -- 5.6%
   Kingdom of Netherlands
        5.500%, 01/15/28                 577             473
                                                     -------
NEW ZEALAND -- 1.1%
   Government of New Zealand
        8.000%, 04/15/04                 215              90
                                                     -------
NORWAY -- 0.8%
   Government of Norway
        5.750%, 11/30/04                 660              68
                                                     -------
POLAND -- 3.1%
   Government of Poland
        8.500%, 02/12/05               1,257             263
                                                     -------
SPAIN -- 4.9%
   Government of Spain
        3.250%, 01/31/05                 430             348
        3.100%, 09/20/06         JPY   7,000              64
                                                     -------
                                                         412
                                                     -------
SUPRANATIONAL -- 3.9%
   European Investment Bank
        6.000%, 12/07/28         GBP      25              37
        3.000%, 09/20/06         JPY  17,000             155
   International Bank Reconstruction
     & Development
        4.750%, 12/20/04         JPY  15,000             139
                                                     -------
                                                         331
                                                     -------
SWEDEN -- 1.7%
   Swedish Government
       10.250%, 05/05/03               1,400             141
                                                     -------
UNITED KINGDOM -- 6.4%
   United Kingdom Treasury Notes
        8.500%, 07/16/07                  35              57
        8.000%, 12/07/15                  60             107
        7.500%, 12/07/06                 205             315
        6.250%, 11/25/10                  40              60
                                                     -------
                                                         539
                                                     -------





--------------------------------------------------------------------------------
SEI Insurance Products Trust / Semi-Annual Report / June 30, 2001             33

--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (Unaudited)


SEI VP International Fixed Income Fund (Concluded)


--------------------------------------------------------------------------------
                                 Face Amount       Market Value
Description                ($ Thousands) (1)      ($ Thousands)
--------------------------------------------------------------------------------

UNITED STATES -- 11.0%
   Ford Motor Credit
        6.125%, 09/19/05        EUR       80          $   70
   GE Financial Assurance
        1.600%, 06/20/11              50,000             405
   KFW International Finance
        1.750%, 03/23/10        JPY   53,000             457
                                                      ------
                                                         932
                                                      ------
Total Foreign Bonds
   (Cost $7,175)                                       6,828
                                                      ------
U.S. TREASURY OBLIGATIONS -- 9.5%
   U.S. Treasury Bills (A)
        3.350%, 09/27/01                 800             793
   U.S. Treasury Notes
        3.375%, 07/15/07                  11              11
                                                      ------
Total U.S. Treasury Obligations
   (Cost $805)                                           804
                                                      ------
Total Investments -- 90.3%
   (Cost $7,980)                                       7,632
                                                      ------
Other Assets and Liabilities, Net -- 9.7%                821
                                                      ------
Total Net Assets -- 100.0%                            $8,453
                                                      ======

(A) The rate reported on the Statement of Net Assets is the effective yield at the time of purchase.
EUR -- Euro Dollar
GBP -- Great British Pound
JPY -- Japanese Yen
Ser -- Series
(1) In local currency unless otherwise indicated.
The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
34             SEI Insurance Products Trust / Semi-Annual Report / June 30, 2001

--------------------------------------------------------------------------------


SEI VP Emerging Markets Debt Fund


--------------------------------------------------------------------------------
                                 Face Amount       Market Value
Description                ($ Thousands) (1)      ($ Thousands)
--------------------------------------------------------------------------------

FOREIGN BONDS -- 86.7%
ALGERIA -- 1.9%
   Republic of Algeria (B)
        7.688%, 03/04/10                 175         $   142
                                                     -------
ARGENTINA -- 10.6%
   Republic of Argentina
       12.250%, 06/19/18                  50              35
       11.750%, 06/15/15                  20              15
       11.375%, 03/15/10                  70              53
        8.750%, 07/10/02                  30              26
   Republic of Argentina (B)
       13.969%, 04/10/05                 123             115
        2.905%, 04/01/07         ARS      60              39
   Republic of Argentina (C)
       20.189%, 03/31/23                  40              25
       17.780%, 12/19/08                 520             391
   Republic of Argentina, Ser D (D)
        8.775%, 10/15/02                  25              22
   Republic of Argentina, Ser E (D)
       13.580%, 10/15/03                 125              93
                                                     -------
                                                         814
                                                     -------
BRAZIL -- 16.4%
   Republic of Brazil
       12.250%, 03/06/30                 557             468
       11.000%, 08/17/40                 709             525
        9.625%, 07/15/05                 240             226
   Republic of Brazil, Ser 18YR (B)
        5.500%, 04/15/12                  50              35
                                                     -------
                                                       1,254
                                                     -------
BULGARIA -- 3.7%
   Republic of Bulgaria, Ser A (B)
        3.042%, 07/28/12                 350             283
                                                     -------
COLOMBIA -- 2.2%
   Republic of Colombia
       11.750%, 02/25/20                 155             148
        8.700%, 02/15/16                  30              23
                                                     -------
                                                         171
                                                     -------
COSTA RICA -- 0.5%
   Republic of Costa Rica (A)
        9.995%, 08/01/20                  40              42
                                                     -------

--------------------------------------------------------------------------------
                                 Face Amount       Market Value
Description                ($ Thousands) (1)      ($ Thousands)
--------------------------------------------------------------------------------

ECUADOR -- 3.7%
   Republic of Ecuador (A)
       12.000%, 11/15/12                 155         $   109
   Republic of Ecuador (A) (C)
       18.408%, 08/15/30                 100              43
   Republic of Ecuador (C)
       18.401%, 08/15/30                 300             128
                                                     -------
                                                         280
                                                     -------
JAMAICA -- 1.7%
   Government of Jamaica
       10.875%, 06/10/05                  50              51
   Government of Jamaica (A)
       12.750%, 09/01/07                  70              77
                                                     -------
                                                         128
                                                     -------
MEXICO -- 15.2%
   Government of Mexico Par
     Recovery Rights*
        0.000%                           454               4
   Petroleos Mexicanos
        9.500%, 09/15/27                 265             281
   United Mexican States
       11.500%, 05/15/26                  35              44
       11.375%, 09/15/16                 100             121
        9.875%, 02/01/10                  50              55
        8.375%, 01/14/11                 125             126
        8.125%, 12/31/19                  75              71
   United Mexican States, Ser A
        6.250%, 12/31/19                 500             461
                                                     -------
                                                       1,163
                                                     -------
MOROCCO -- 4.8%
   Morocco R&C Loan, Tranche A (B)
        7.563%, 01/01/09                 402             370
                                                     -------
PANAMA -- 4.5%
   Republic of Panama
        9.375%, 04/01/29                  75              77
   Republic of Panama, Ser 18YR (B)
        4.750%, 07/17/14                 300             266
                                                     -------
                                                         343
                                                     -------
PERU -- 2.1%
   Republic of Peru PDI
        4.500%, 03/07/17                 200             138
   Republic of Peru, Ser 20YR (B)
        4.000%, 03/07/17                  40              25
                                                     -------
                                                         163
                                                     -------





--------------------------------------------------------------------------------
SEI Insurance Products Trust / Semi-Annual Report / June 30, 2001             35

--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS/STATEMENT OF NET ASSETS (Unaudited)


SEI VP Emerging Markets Debt Fund (Concluded)


--------------------------------------------------------------------------------
                                 Face Amount       Market Value
Description                ($ Thousands) (1)      ($ Thousands)
--------------------------------------------------------------------------------

PHILIPPINES -- 1.9%
   Republic of Philippines
        9.875%, 01/15/19                 170         $   148
                                                     -------
POLAND -- 1.7%
   Republic of Poland (C)
        7.117%, 10/27/14                 100              99
   Republic of Poland RSTA (C)
        7.665%, 10/27/24                  45              34
                                                     -------
                                                         133
                                                     -------
RUSSIA -- 4.5%
   Russian Federation
       10.000%, 06/26/07                 260             231
   Russian Federation (A)
        8.250%, 03/31/10                 119              91
   Russian Federation (C)
        5.000%, 03/31/30                  42              20
                                                     -------
                                                         342
                                                     -------
UNITED STATES -- 1.0%
   Pemex Project Funding Master Trust
        8.500%, 02/15/08                  75              77
                                                     -------
URUGUAY -- 1.4%
   Republic of Uruguay
        8.750%, 06/22/10                 100             106
                                                     -------
VENEZUELA -- 8.9%
   Republic of Venezuela
        6.750%, 03/31/20                 350             264
        9.250%, 09/15/27                 320             221
   Republic of Venezuela - Rights
        0.000%, 04/15/20                   4              --
   Republic of Venezuela, Ser W-B (A)
        4.875%, 03/31/20                 250             193
                                                     -------
                                                         678
                                                     -------
Total Foreign Bonds
   (Cost $6,556)                                       6,637
                                                     -------

--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------

OPTIONS -- 0.1%
   Russian Federation @ 48,
     Expiration 07/05/01           2,600,000          $    5
   Russian Federation @ 78,
     Expiration 07/05/01             400,000              --
                                                      ------
Total Options
   (Cost $19)                                              5
                                                      ------
Total Investments -- 86.8%
   (Cost $6,575)                                       6,642
                                                      ------
Other Assets and Liabilities, Net -- 13.2%             1,008
                                                      ------
Total Net Assets -- 100.0%                            $7,650
                                                      ======
*Non-Income Producing Security
(A) Security exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.
(B) Variable Rate Security -- the rate reported on the Statement on Net Assets is the rate in effect as of June 30, 2001.
(C) Step Bond -- The rate reflected on the Statement of Net Assets is the effective yield on June 30, 2001. The coupon on a step bond changes on a specific date.
(D) Zero Coupon Security. The rate reported on the Statement of Net Assets is the effective yield on June 30, 2001.
ARS -- Argentine Peso
PDI -- Past Due Interest
RSTA -- Revolving Short-Term Agreement
Ser -- Series
(1) In local currency unless otherwise indicated.
The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
36             SEI Insurance Products Trust / Semi-Annual Report / June 30, 2001

--------------------------------------------------------------------------------


SEI VP Prime Obligation Fund


--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------

COMMERCIAL PAPER -- 39.2%
DRUGS -- 3.1%
   Pfizer
        3.920%, 07/12/01              $  250         $   250
                                                     -------
ENTERTAINMENT -- 2.4%
   Walt Disney
        3.750%, 08/17/01                 200             199
                                                     -------
FINANCIAL SERVICES -- 9.0%
   General Electric Capital
        3.930%, 07/26/01                 235             234
   Metlife Funding
        3.540%, 09/27/01                 250             248
   Salomon Smith Barney
        3.740%, 08/22/01                 250             249
                                                     -------
                                                         731
                                                     -------
FOOD, BEVERAGE & TOBACCO -- 3.1%
   Coca-Cola Enterprises
        3.910%, 07/25/01                 250             249
                                                     -------
HOUSEHOLD PRODUCTS -- 3.1%
   Gillette
        3.770%, 08/30/01                 250             249
                                                     -------
LEASING & RENTING -- 2.9%
   International Lease Finance
        3.900%, 07/24/01                 235             234
                                                     -------
PRINTING & PUBLISHING -- 1.6%
   McGraw-Hill
        3.650%, 07/31/01                 130             130
                                                     -------
RETAIL -- 6.2%
   McDonald's
        3.840%, 07/06/01                 250             250
   Wal-Mart
        3.750%, 07/24/01                 250             249
                                                     -------
                                                         499
                                                     -------
STEEL & STEEL WORKS -- 1.8%
   Alcoa
        3.680%, 08/20/01                 145             144
                                                     -------
TELEPHONE & TELECOMMUNICATION -- 3.1%
   Verizion Global
        3.620%, 08/15/01                 250             249
                                                     -------
UTILITIES -- 2.9%
   National Rural Utilities
        3.960%, 07/13/01                 235             235
                                                     -------
Total Commercial Paper
   (Cost $3,169)                                       3,169
                                                     -------

--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS+ -- 60.9%
   Farmers Mortgage
        4.200%, 07/03/01               $  43          $   43
   FFCB
        5.750%, 07/06/01               1,275           1,274
        3.850%, 08/14/01                 125             124
   FHLB
        4.650%, 07/18/01               1,210           1,207
        3.540%, 09/13/01                 390             387
   FHLMC
        3.850%, 07/10/01                 200             200
        3.700%, 07/24/01                 317             316
        3.610%, 08/21/01                 220             219
        3.690%, 11/08/01                 440             434
   FNMA
        4.180%, 07/20/01                  77              77
        3.750%, 08/23/01                 165             164
        3.530%, 09/13/01                 200             199
        3.520%, 09/20/01                 280             278
                                                      ------
Total U.S. Government Agency Obligations
   (Cost $4,922)                                       4,922
                                                      ------
Total Investments -- 100.1%
   (Cost $8,091)                                       8,091
                                                      ------
Other Assets and Liabilities, Net -- (0.1%)               (4)
                                                      ------
NET ASSETS:
Fund Shares of Class A
   (unlimited authorization -- no par value)
   based on 7,993,519 outstanding shares
   of beneficial interest                              7,993
Fund Shares of Class B
   (unlimited authorization -- no par value)
   based on 93,629 outstanding shares
   of beneficial interest                                 94
                                                      ------
Total Net Assets -- 100.0%                            $8,087
                                                      ======
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                          $1.00
                                                      ======
Net Asset Value, Offering and Redemption
   Price Per Share -- Class B                          $1.00
                                                      ======
+ Discount Notes -- The rate reported on the Statement of Net Assets is the discount rate at the time of purchase.
FFCB -- Federal Farm Credit Bank
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
SEI Insurance Products Trust / Semi-Annual Report / June 30, 2001             37

                       This page intentionally left blank.

--------------------------------------------------------------------------------
Statements of Assets and Liabilities ($ Thousands)




June 30, 2001 (Unaudited)

---------------------------------------------------------------------------------------------------------------------------
                                                                                                SEI VP            SEI VP
                                                       SEI VP              SEI VP        INTERNATIONAL          EMERGING
                                                    LARGE CAP          CORE FIXED         FIXED INCOME           MARKETS
                                                   VALUE FUND         INCOME FUND                 FUND         DEBT FUND
---------------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments (Cost $30,111, $39,178, $7,980,
     and $6,575, respectively)                       $31,898              $39,519               $7,632            $6,642
   Cash                                                   --                   --                  200                59
   Foreign currency (Cost $0, $0, $95
     and $1, respectively)                                --                   --                   95                 1
   Income receivable                                      43                  256                  155               211
   Investment securities sold                          3,186                3,995                  413               885
   Capital shares sold receivable                         --                  164                   --                --
   Receivable from manager                                --                    1                   --                --
   Unrealized gain on forward foreign
     currency contracts                                   --                   --                   25                --
---------------------------------------------------------------------------------------------------------------------------
   Total Assets                                       35,127               43,935                8,520             7,798
---------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
   Investment securities purchased                     3,152               13,246                   --                96
   Capital shares redeemed payable                       104                   --                   16                13
   Distribution payable                                   --                  118                   --                --
   Unrealized loss on forward foreign
     currency contracts                                   --                   --                   31                --
   Variation Margin Payable                               --                    9                   --                --
   Accrued expenses payable                               29                   21                   16                16
   Bank Overdraft                                        405                   --                   --                --
   Other payables                                         --                   --                    4                23
---------------------------------------------------------------------------------------------------------------------------
   Total Liabilities                                   3,690               13,394                   67               148
---------------------------------------------------------------------------------------------------------------------------
Total Net Assets                                     $31,437              $30,541               $8,453            $7,650
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Fund Shares of Class A
     (unlimited authorization -- no par value)
     based on 2,885,704, 2,927,828, 928,027,
     and 720,549, respectively, of outstanding
     shares of beneficial interest                    29,561               29,868                9,015             7,216
   Undistributed net investment income (loss)             81                   --                 (199)              349
   Accumulated net realized gain (loss) on investments    10                  301                   (4)               18
   Net unrealized appreciation (depreciation)
     on investments and options                        1,787                  341                 (348)               67
   Net unrealized depreciation on forward foreign
     currency contracts, foreign currencies,
     and translation of other assets and liabilities
     denominated in foreign currencies                    --                   --                  (11)               --
   Net unrealized appreciation (depreciation) on
     future contracts                                     (2)                  31                   --                --
---------------------------------------------------------------------------------------------------------------------------
Total Net Assets                                     $31,437              $30,541               $8,453            $7,650
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                        $ 10.89              $ 10.43               $ 9.11            $10.62
---------------------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are zero or have been rounded to zero.
The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Insurance Products Trust / Annual Report / June 30, 2001                  39

--------------------------------------------------------------------------------


Statements of Operations ($ Thousands)


For the six-month period ended June 30, 2001 (Unaudited)


--------------------------------------------------------------------------------------------------------------------------------

                                                    SEI VP           SEI VP          SEI VP         SEI VP               SEI VP
                                                 LARGE CAP        LARGE CAP       SMALL CAP      SMALL CAP        INTERNATIONAL
                                                VALUE FUND      GROWTH FUND      VALUE FUND    GROWTH FUND          EQUITY FUND
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends                                          $248          $    37          $   92          $   4              $   156
   Interest                                             19               20              10              8                    4
   Less: Foreign taxes withheld                         --               (1)             --             --                  (10)
--------------------------------------------------------------------------------------------------------------------------------
   Total Investment Income                             267               56             102             12                  150
--------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Management fees                                      47               34              21             15                   32
   Investment advisory fees                             47               39              38             28                   35
   Custodian fees                                       10                7               4              3                   42
   Transfer agent fees                                   5                4               2              2                    2
   Professional fees                                    29               21              13             10                   17
   Printing fees                                         8                6               4              3                    4
   Trustee fees                                          4                3               2              1                    4
   Miscellaneous fees                                    3                2               1              1                    4
--------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                      153              116              85             63                  140
--------------------------------------------------------------------------------------------------------------------------------
   Less, Waiver of:
     Management Fees                                   (27)             (28)            (20)           (15)                 (32)
     Investment Advisory Fees                          (12)              (5)             --             --                   (3)
     Reimbursement from manager                         --               --              --             --                  (15)
--------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                        114               83              65             48                   90
--------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                           153              (27)             37            (36)                  60
--------------------------------------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS:
   Net realized gain (loss) from
     investments and options                           500           (4,110)            381           (927)                (964)
   Net realized gain from futures contracts              5               --              --             --                   --
   Net realized loss on forward foreign currency
     contracts and foreign currency transactions        --               --              --             --                   (5)
   Net change in unrealized appreciation
     (depreciation) on investments                    (222)             411           1,137            424               (1,502)
   Net change in unrealized depreciation on
     futures contracts                                  (2)              --              --             --                   --
   Net change in unrealized depreciation
     on forward foreign currency contracts,
     foreign currencies, and translation of
     other assets and liabilities denominated in
     foreign currencies                                 --               --              --             --                   (4)
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                    $434          $(3,726)         $1,555          $(539)             $(2,415)
--------------------------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
40             SEI Insurance Products Trust / Semi-Annual Report / June 30, 2001

------------------------------------------------------------------------------------------------------------------------------------
                                                       SEI VP                                      SEI VP        SEI VP      SEI VP
                                                     EMERGING        SEI VP        SEI VP   INTERNATIONAL      EMERGING       PRIME
                                                      MARKETS    CORE FIXED    HIGH YIELD    FIXED INCOME       MARKETS  OBLIGATION
                                                  EQUITY FUND   INCOME FUND     BOND FUND            FUND     DEBT FUND        FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends                                            $ 101          $ --          $ --           $   1          $  1        $ --
   Interest                                                 9           742           620             150           396         187
   Less: Foreign taxes withheld                            (5)           --            --              --            --          --
------------------------------------------------------------------------------------------------------------------------------------
   Total Investment Income                                105           742           620             151           397         187
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Management fees                                         25            34            20              24            23          15
   Investment advisory fees                                40            34            27              12            30           3
   Custodian fees                                          55             9             4               8             5           2
   Transfer agent fees                                      2             5             2               1             1           1
   Professional fees                                       12            27            13               9             9           8
   Printing fees                                            3             7             3               2             2           2
   Trustee fees                                             2             3             2               2             2           1
   Miscellaneous fees                                       4             3             2               2             2          --
------------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                         143           122            73              60            74          32
------------------------------------------------------------------------------------------------------------------------------------
   Less, Waiver of:
     Management Fees                                      (25)          (34)          (20)            (21)          (15)        (15)
     Investment Advisory Fees                             (12)           (4)           (3)             --           (11)         --
     Reimbursement from manager                           (31)          (10)           (2)             --            --          (2)
------------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                            75            74            48              39            48          15
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                               30           668           572             112           349         172
------------------------------------------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS:
   Net realized gain (loss) from
     investments and options                           (1,325)          267          (120)             17            89          --
   Net realized gain from futures contracts                --            21            --              --            --          --
   Net realized loss on forward foreign currency
     contracts and foreign currency transactions          (25)           --            --            (249)           --          --
   Net change in unrealized appreciation
     (depreciation) on investments                        795          (166)         (157)           (483)          157          --
   Net change in unrealized depreciation on
     futures contracts                                     --           (24)           --              --            --          --
   Net change in unrealized depreciation
     on forward foreign currency contracts,
     foreign currencies, and translation of
     other assets and liabilities denominated in
     foreign currencies                                    (1)           --            --             (52)           --          --
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                      $(526)         $766          $295           $(655)         $595        $172
------------------------------------------------------------------------------------------------------------------------------------



SEI Insurance Products Trust / Semi-Annual Report / June 30, 2001             41

--------------------------------------------------------------------------------


Statements of Changes in Net Assets ($ Thousands)


For the periods ended June 30, 2001 (Unaudited) and December 31, 2000

------------------------------------------------------------------------------------------------------------------------------------

                                                       LARGE CAP VALUE FUND       LARGE CAP GROWTH FUND       SMALL CAP VALUE FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                     1/1/01 to   4/5/00(1) to    1/1/01 to   4/5/00(1) to   1/1/01 to   4/5/00(1) to
                                                      6/30/01      12/31/00        6/30/01      12/31/00      6/30/01     12/31/00
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income (loss)                       $  153        $  153       $   (27)       $   (31)     $    37      $   59
   Net realized gain (loss) from security transactions
     and futures contracts                               505          (495)       (4,110)        (2,116)         381         496
   Net realized loss on forward foreign currency
     contracts and foreign currency transactions          --            --            --             --           --          --
   Net change in unrealized appreciation (depreciation)
     on investments and futures contracts               (224)        2,009           411         (2,840)       1,137       1,289
   Net change in unrealized appreciation on forward
     foreign currency contracts, foreign currencies, and
     translation of other assets and liabilities
     denominated in foreign currencies                    --            --            --             --           --          --
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations                          434         1,667        (3,726)        (4,987)       1,555       1,844
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS DISTRIBUTED FROM:
   CLASS A:
   Net investment income                                 (72)         (153)           --             --          (17)        (61)
   Net realized gains                                     --            --            --             --           --        (253)
------------------------------------------------------------------------------------------------------------------------------------
   Total distributions                                   (72)         (153)           --             --          (17)       (314)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   CLASS A:
   Proceeds from shares issued                        10,580        20,681        10,064         22,439        2,106       8,694
   Reinvestment of distributions                          72           153            --             --           17         314
   Cost of shares redeemed                            (1,747)         (186)         (663)          (224)        (213)        (48)
------------------------------------------------------------------------------------------------------------------------------------
   Increase in net assets derived
     from capital share transactions                   8,905        20,648         9,401         22,215        1,910       8,960
------------------------------------------------------------------------------------------------------------------------------------
   Net increase in net assets                          9,267        22,162         5,675         17,228        3,448      10,490
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                22,170             8        17,236              8       10,498           8
------------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                     $31,437       $22,170       $22,911        $17,236      $13,946     $10,498
------------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   CLASS A:
   Shares issued                                         990         2,051         1,546          2,327          173         862
   Reinvestment of distributions                           7            15            --             --            2          28
   Shares redeemed                                      (160)          (18)         (102)           (24)         (17)         (4)
------------------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions                            837         2,048         1,444          2,303          158         886
------------------------------------------------------------------------------------------------------------------------------------
   Net increase in capital shares                        837         2,048         1,444          2,303          158         886
------------------------------------------------------------------------------------------------------------------------------------

(1) Commencement of operations.
Amounts designated as "--" are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
42             SEI Insurance Products Trust / Semi-Annual Report / June 30, 2001

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                               EMERGING MARKETS
                                                       SMALL CAP GROWTH FUND    INTERNATIONAL EQUITY FUND         EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                      1/1/01 to  4/5/00(1) to    1/1/01 to  4/5/00(1) to    1/1/01 to  4/5/00(1) to
                                                        6/30/01    12/31/00        6/30/01    12/31/00       6/30/01    12/31/00
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income (loss)                        $  (36)    $  (37)       $    60      $   144        $    30     $   (38)
   Net realized gain (loss) from security transactions
     and futures contracts                               (927)      (790)          (964)        (666)        (1,325)     (2,400)
   Net realized loss on forward foreign currency
     contracts and foreign currency transactions           --         --             (5)          (8)           (25)        (18)
   Net change in unrealized appreciation (depreciation)
     on investments and futures contracts                 424        474         (1,502)      (2,145)           795      (1,527)
   Net change in unrealized appreciation on forward
     foreign currency contracts, foreign currencies, and
     translation of other assets and liabilities
     denominated in foreign currencies                     --         --             (4)           1             (1)          1
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations                          (539)      (353)        (2,415)      (2,674)          (526)     (3,982)
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS DISTRIBUTED FROM:
   CLASS A:
   Net investment income                                   --         --             --         (140)            --          --
   Net realized gains                                      --         --             --           --             --          --
------------------------------------------------------------------------------------------------------------------------------------
   Total distributions                                     --         --             --         (140)            --          --
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   CLASS A:
   Proceeds from shares issued                          1,637      9,203          5,473       15,783          1,586      11,364
   Reinvestment of distributions                           --         --             --          139             --          --
   Cost of shares redeemed                               (245)      (159)          (395)        (167)          (195)       (105)
------------------------------------------------------------------------------------------------------------------------------------
   Increase in net assets derived
     from capital share transactions                    1,392      9,044          5,078       15,755          1,391      11,259
------------------------------------------------------------------------------------------------------------------------------------
   Net increase in net assets                             853      8,691          2,663       12,941            865       7,277
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                  8,699          8         12,949            8          7,285           8
------------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                       $9,552     $8,699        $15,612      $12,949         $8,150     $ 7,285
------------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   CLASS A:
   Shares issued                                          187        919            758        1,628            261       1,183
   Reinvestment of distributions                           --         --             --           18             --          --
   Shares redeemed                                        (28)       (16)           (56)         (19)           (32)        (14)
------------------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions                             159        903            702        1,627            229       1,169
------------------------------------------------------------------------------------------------------------------------------------
   Net increase in capital shares                         159        903            702        1,627            229       1,169
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SEI Insurance Products Trust / Semi-Annual Report / June 30, 2001             43

--------------------------------------------------------------------------------


Statements of Changes in Net Assets ($ Thousands)


For the periods ended June 30, 2001 (Unaudited) and December 31, 2000

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  INTERNATIONAL
                                                        CORE FIXED INCOME FUND       HIGH YIELD BOND FUND       FIXED INCOME FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                        1/1/01 to  4/5/00(1) to   1/1/01 to  4/5/00(1) to    1/1/01 to 4/5/00(1) to
                                                          6/30/01    12/31/00       6/30/01    12/31/00        6/30/01   12/31/00
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income                                    $668       $  554        $572       $  731         $112       $  155
   Net realized gain (loss) from security transactions
     and futures contracts                                   288           14        (120)         (24)          17          (21)
   Net realized loss on forward foreign currency
     contracts and foreign currency transactions              --           --          --           --         (249)        (304)
   Net change in unrealized appreciation (depreciation)
     on investments and futures contracts                   (190)         562        (157)        (869)        (483)         135
   Net change in unrealized appreciation (depreciation) on
     forward foreign currency contracts, foreign currencies,
     and translation of other assets and liabilities
     denominated in foreign currencies                        --           --          --           --          (52)          41
-----------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from operations     766        1,130         295         (162)        (655)           6
-----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS DISTRIBUTED FROM:
   CLASS A:
   Net investment income                                    (668)        (555)       (570)        (732)          --           --
   Net realized gains                                         --           --          --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
   Total distributions                                      (668)        (555)       (570)        (732)          --           --
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   CLASS A:
   Proceeds from shares issued                            11,957       18,270       1,155       10,630        1,882        7,449
   Reinvestment of distributions                             549          548         570          732           --           --
   Cost of shares redeemed                                (1,278)        (186)       (142)         (49)        (165)         (72)
-----------------------------------------------------------------------------------------------------------------------------------
   Increase in net assets derived from Class A
      Transactions                                        11,228       18,632       1,583       11,313        1,717        7,377
-----------------------------------------------------------------------------------------------------------------------------------
   CLASS B:
   Proceeds from shares issued                                --           --          --           --           --           --
   Cost of shares redeemed                                    --           --          --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
   Increase in net assets derived from Class B Transactions   --           --          --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
   Increase in net assets derived
     from Capital Share Transactions                      11,228       18,632       1,583       11,313        1,717        7,377
-----------------------------------------------------------------------------------------------------------------------------------
   Net increase in net assets                             11,326       19,207       1,308       10,419        1,062        7,383
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                    19,215            8      10,427            8        7,391            8
-----------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                         $30,541      $19,215     $11,735      $10,427       $8,453       $7,391
-----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   CLASS A:
   Shares issued                                           1,143        1,817         124        1,067          199          754
   Reinvestment of distributions                              52           55          61           76           --           --
   Shares redeemed                                          (122)         (18)        (15)          (5)         (18)          (8)
-----------------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions                              1,073        1,854         170        1,138          181          746
-----------------------------------------------------------------------------------------------------------------------------------
   CLASS B:
   Shares issued                                              --           --          --           --           --           --
   Shares redeemed                                            --           --          --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
   Total Class B Transactions                                 --           --          --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
   Net increase in capital shares                          1,073        1,854         170        1,138          181          746
-----------------------------------------------------------------------------------------------------------------------------------

(1) Commencement of operations.
Amounts designated as "--" are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
44             SEI Insurance Products Trust / Semi-Annual Report / June 30, 2001

----------------------------------------------------------------------------------------------------------------------------------

                                                                EMERGING MARKETS DEBT FUND             PRIME OBLIGATION FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                               1/1/01 to       4/5/00(1) to        1/1/01 to       4/5/00(1) to
                                                                6/30/01          12/31/00           6/30/01         12/31/00
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income                                         $349             $  469             $172            $  232
   Net realized gain (loss) from security transactions
     and futures contracts                                         89                 14               --                --
   Net realized loss on forward foreign currency
     contracts and foreign currency transactions                   --                 --               --                --
   Net change in unrealized appreciation (depreciation)
     on investments and futures contracts                         157                (90)              --                --
   Net change in unrealized appreciation (depreciation) on
     forward foreign currency contracts, foreign currencies,
     and translation of other assets and liabilities
     denominated in foreign currencies                             --                 --               --                --
----------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from operations          595                393              172               232
----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS DISTRIBUTED FROM:
   CLASS A:
   Net investment income                                           --               (470)            (172)             (232)
   Net realized gains                                              --                (85)              --                --
----------------------------------------------------------------------------------------------------------------------------------
   Total distributions                                             --               (555)            (172)             (232)
----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   CLASS A:
   Proceeds from shares issued                                    621              6,216            2,638             5,815
   Reinvestment of distributions                                   --                555              172               232
   Cost of shares redeemed                                       (129)               (54)            (502)             (370)
----------------------------------------------------------------------------------------------------------------------------------
   Increase in net assets derived from Class A
      Transactions                                                492              6,717            2,308             5,677
----------------------------------------------------------------------------------------------------------------------------------
   CLASS B:
   Proceeds from shares issued                                     --                 --               94                --
   Cost of shares redeemed                                         --                 --               --                --
----------------------------------------------------------------------------------------------------------------------------------
   Increase in net assets derived from Class B Transactions        --                 --               94                --
----------------------------------------------------------------------------------------------------------------------------------
   Increase in net assets derived
     from Capital Share Transactions                              492              6,717            2,402             5,677
----------------------------------------------------------------------------------------------------------------------------------
   Net increase in net assets                                   1,087              6,555            2,402             5,677
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                          6,563                  8            5,685                 8
----------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                               $7,650             $6,563           $8,087            $5,685
----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   CLASS A:
   Shares issued                                                   60                620            2,638             5,815
   Reinvestment of distributions                                   --                 57              172               232
   Shares redeemed                                                (12)                (5)            (502)             (370)
----------------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions                                      48                672            2,308             5,677
----------------------------------------------------------------------------------------------------------------------------------
   CLASS B:
   Shares issued                                                   --                 --               94                --
   Shares redeemed                                                 --                 --               --                --
----------------------------------------------------------------------------------------------------------------------------------
   Total Class B Transactions                                      --                 --               94                --
----------------------------------------------------------------------------------------------------------------------------------
   Net increase in capital shares                                  48                672            2,402             5,677
----------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SEI Insurance Products Trust / Semi-Annual Report / June 30, 2001             45

--------------------------------------------------------------------------------


Financial Highlights


For the period ended June 30, 2001 (Unaudited)
For a Share Outstanding Throughout each Period

----------------------------------------------------------------------------------------------------------------------------------

                                  Net Realized                                                                      Ratio of Net
                                           and             Distributions                                              Investment
               Net Asset        Net Unrealized Distributions        from                                     Ratio of     Income
                  Value, Investment      Gains      from Net    Realized  Net Asset            Net Assets    Expenses     (Loss)
               Beginning     Income (Losses)on    Investment     Capital Value, End   Total End of Period  to Average to Average
               of Period     (Loss) Securities        Income       Gains  of Period Return+  ($Thousands)  Net Assets Net Assets
----------------------------------------------------------------------------------------------------------------------------------
SEI VP LARGE CAP VALUE FUND
   2001*          $10.82    $  0.06    $  0.04        $(0.03)     $   --     $10.89    0.92%      $31,437        0.85%      1.14%
   2000(1)         10.00       0.09       0.82         (0.09)         --      10.82    9.17        22,170        0.85       1.25
SEI VP LARGE CAP GROWTH FUND
   2001*          $ 7.48    $   (--)   $ (1.37)       $   --      $   --     $ 6.11  (18.32)%     $22,911        0.85%     (0.28)%
   2000(1)         10.00      (0.01)     (2.51)       $   --          --       7.48  (25.20)       17,236        0.85      (0.26)
SEI VP SMALL CAP VALUE FUND
   2001*          $11.83    $  0.04    $  1.49        $(0.02)     $   --     $13.34   12.93%      $13,946        1.10%      0.63%
   2000(1)         10.00       0.07       2.13         (0.07)      (0.30)     11.83   22.25        10,498        1.10       0.90
SEI VP SMALL CAP GROWTH FUND
   2001*          $ 9.63    $ (0.03)   $ (0.61)       $   --      $   --     $ 8.99   (6.65)%     $ 9,552        1.10%     (0.81)%
   2000(1)         10.00      (0.04)     (0.33)       $   --          --       9.63   (3.70)        8,699        1.10      (0.59)
SEI VP INTERNATIONAL EQUITY FUND
   2001*          $ 7.95    $  0.02    $ (1.27)       $   --      $   --     $ 6.70  (15.72)%     $15,612        1.28%      0.85%
   2000(1)         10.00       0.09      (2.05)        (0.09)         --       7.95  (19.60)       12,949        1.28       1.61
SEI VP EMERGING MARKETS EQUITY FUND
   2001           $ 6.23    $    --    $ (0.40)       $   --      $   --     $ 5.83   (6.58)%     $ 8,150        1.95%      0.77%
   2000(1)         10.00      (0.05)     (3.72)       $   --          --       6.23  (37.70)        7,286        1.95      (0.62)
SEI VP CORE FIXED INCOME FUND
   2001*          $10.36    $  0.28    $  0.07        $(0.28)     $   --     $10.43    3.42%      $30,541        0.60%      5.41%
   2000(1)         10.00       0.45       0.36         (0.45)         --      10.36    8.31        19,215        0.60       6.10
SEI VP HIGH YIELD BOND FUND
   2001*          $ 9.16    $  0.47    $ (0.20)       $(0.47)     $   --     $ 8.96    2.84%      $11,735        0.85%     10.17%
   2000(1)         10.00       0.70      (0.84)        (0.70)         --       9.16   (1.51)       10,427        0.85       9.75
SEI VP INTERNATIONAL FIXED INCOME FUND
   2001*          $ 9.89    $ (0.13)   $ (0.65)       $   --      $   --     $ 9.11   (7.89)%     $ 8,453        1.00%      2.91%
   2000(1)         10.00      (0.20)      0.09        $   --          --       9.89   (1.10)        7,391        1.00       3.39
SEI VP EMERGING MARKETS DEBT FUND
   2001*          $ 9.75    $  0.48    $  0.39        $   --      $   --     $10.62    8.92%      $ 7,650        1.35%      9.82%
   2000(1)         10.00       0.76      (0.11)        (0.76)      (0.14)      9.75    6.56         6,563        1.35      10.55
SEI VP PRIME OBLIGATION FUND
   CLASS A
   2001*          $ 1.00    $  0.02    $    --        $(0.02)     $   --     $ 1.00    2.47%      $ 7,993        0.44%      4.90%
   2000(1)          1.00       0.04         --         (0.04)         --       1.00    4.56         5,685        0.44       6.04
   CLASS B
   2001(2)        $ 1.00    $ 0.003    $    --       $(0.003)     $   --     $ 1.00    0.32%         $ 94        0.69%      4.27%

* For the six month period ended June 30, 2001. All ratios for the period have been annualized.
+ Returns are for the period indicated and have not been annualized.
(1) Commenced operations on April 5, 2000. All ratios for the period have been annualized.
(2) Commenced operations on June 1, 2001. All ratios for the period have been annualized.
Amounts designated as "--" are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.


[table continued]


----------------------------------------------------
                              Ratio of Net
                    Ratio of    Investment
                    Expenses Income (Loss)
                  to Average    to Average
                  Net Assets    Net Assets Portfolio
                  (Excluding    (Excluding  Turnover
                    Waivers)      Waivers)      Rate
----------------------------------------------------
SEI VP LARGE CAP VALUE FUND
   2001*                1.14%         0.85%       42%
   2000(1)              1.35          0.75        49
SEI VP LARGE CAP GROWTH FUND
   2001*                1.18%        (0.61)%      37%
   2000(1)              1.39         (0.80)       57
SEI VP SMALL CAP VALUE FUND
   2001*                1.48%         1.02%       20%
   2000(1)              1.66          0.34        98
SEI VP SMALL CAP GROWTH FUND
   2001*                1.51%        (1.22)%      72%
   2000(1)              1.65         (1.14)      116
SEI VP INTERNATIONAL EQUITY FUND
   2001*                1.99%         0.14%       19%
   2000(1)              2.13          0.76        31
SEI VP EMERGING MARKETS EQUITY FUND
   2001                 3.72%        (1.00)%      80%
   2000(1)              3.52         (2.19)      117
SEI VP CORE FIXED INCOME FUND
   2001*                0.99%         5.02%      229%
   2000(1)              1.19          5.51       342
SEI VP HIGH YIELD BOND FUND
   2001*                1.30%         9.72%       13%
   2000(1)              1.51          9.09         5
SEI VP INTERNATIONAL FIXED INCOME FUND
   2001*                1.55%         2.36%       93%
   2000(1)              1.70          2.69       100
SEI VP EMERGING MARKETS DEBT FUND
   2001*                2.08%         9.09%      132%
   2000(1)              2.26          9.64       140
SEI VP PRIME OBLIGATION FUND
   CLASS A
   2001*                0.96%         4.38%      N/A
   2000(1)              1.14          5.34       N/A
   CLASS B
   2001(2)              1.21%         3.75%      N/A





--------------------------------------------------------------------------------
46             SEI Insurance Products Trust / Semi-Annual Report / June 30, 2001

--------------------------------------------------------------------------------


NOTES TO FINANCIAL STATEMENTS


Notes to Financial Statements


1. ORGANIZATION
SEI Insurance Products Trust (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated December 14, 1998. The Trust commenced operations on April 5, 2000. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company consisting of thirteen funds: SEI VP Large Cap Value Fund, SEI VP Large Cap Growth Fund, SEI VP S&P 500 Index Fund, SEI VP Small Cap Value Fund, SEI VP Small Cap Growth Fund, SEI VP International Equity Fund, SEI VP Emerging Markets Equity Fund, SEI VP Core Fixed Income Fund, SEI VP Bond Index Fund, SEI VP High Yield Bond Fund, SEI VP International Fixed Income Fund, SEI VP Emerging Markets Debt Fund, and SEI VP Prime Obligation Fund (collectively the "Funds", and each of these, a "Fund"). The Trust has diversified and non-diversified funds. The Funds' prospectus provides a description of each Fund's investment objectives, policies and strategies. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. As of June 30, 2001, SEI VP S&P 500 Index Fund and SEI VP Bond Index Fund had not yet commenced operations.


2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION -- Investments in equity securities that are traded on a national securities exchange (or reported on NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Foreign securities in the SEI VP International Equity Fund, SEI VP Emerging Markets Equity Fund, SEI VP International Fixed Income Fund and SEI VP Emerging Markets Debt Fund (the "International Funds") are valued based on quotations from the primary market in which they are traded. Debt obligations with remaining maturities in excess of sixty days are valued at the most recently quoted bid price. Debt obligations with remaining maturities of sixty days or less are valued at their amortized cost which approximates market value. Other securities for which market quotations are not readily available or securities whose market quotations do not reflect market value are valued at fair value using good faith pricing procedures approved by the Board of Trustees.

FEDERAL INCOME TAXES -- It is the intention of each Fund to qualify as a regulated investment company and to distribute substantially all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The International Funds may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned.

NET ASSET VALUE PER SHARE -- Net asset value per share is calculated on a daily basis by dividing the assets of each Fund less its liabilities by the number of outstanding shares of the Fund.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by each Fund's custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreement and procedures adopted by the Manager and the Advisers of the Trust ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

DISCOUNT AND PREMIUM AMORTIZATION -- All amortization is calculated using the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.




--------------------------------------------------------------------------------
SEI Insurance Products Trust / Semi-Annual Report / June 30, 2001             47

--------------------------------------------------------------------------------


NOTES TO FINANCIAL STATEMENTS


CLASSES -- Class specific expenses are borne by that Class of Shares. Income, realized and unrealized gains/losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

USE OF ESTIMATES IN PREPARATION OF FINANCIAL STATEMENTS -- The preparation of Financial Statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.

FOREIGN CURRENCY TRANSLATION -- The books and records of the International Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following bases: (I) market value of investment securities, other assets and liabilities at the current rate of exchange; and (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective date of such transactions.

For foreign equity securities, the International Funds do not isolate that portion of gains and losses on investment securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities.

The International Funds do isolate the effect of fluctuations in foreign currency rates when determining the gain or loss upon sale or maturity of foreign currency denominated debt obligations for Federal income tax purposes.

The International Funds report gains and losses on foreign currency-related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such gains and losses are treated as ordinary income or loss for Federal income tax purposes.

FUTURES CONTRACTS -- The SEI VP Core Fixed Income Fund and the SEIVP Large Cap Value Fund (the "Funds") utilized futures contracts during the period ended June 30, 2001. The Funds' use of futures contracts is primarily for tactical hedging purposes. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks related to futures contracts include the possibility that there may not be a liquid market for the contracts, that changes in the values of the contract may not directly correlate with changes in the values of the underlying securities, and that the counterparty to a contract may default on its obligation to perform.

The SEI VP Core Fixed Income and SEIVPLarge Cap Value Funds had the following futures contracts open as of June 30, 2001:


-------------------------------------------------------------------
                                                   Unrealized
                          Contract               Appreciation
Type of     Number of        Value             (Depreciation)
Contract    Contracts ($Thousands)   Expiration ($ Thousands)
-------------------------------------------------------------------
SEI VP LARGE CAP VALUE FUND
S&P500 Index
   e-mini          3          $185     09/21/01       $ (2)
                                                      ----
                                                      $ (2)
                                                      ====
SEI VP CORE FIXED INCOME FUND
Euro$ Future     (12)      $ 2,874     12/18/01       $ 85
Euro$ Future      12         2,874     12/18/01        (60)
U.S. Five
   Year Note     (22)       (2,274)    09/24/01         10
U.S. Long
   Bond            1           100     09/24/01          1
U.S. Ten Year
   Agency Future  15         1,469     09/24/01         (7)
U.S. Ten
   Year Note       6           618     09/30/01          2
                                                      ----
                                                      $ 31
                                                      ====

OPTION SELLING/PURCHASING -- The SEI VP Core Fixed Income Fund (the "Fund") enters into option contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. When the Fund sells or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received






--------------------------------------------------------------------------------
48             SEI Insurance Products Trust / Semi-Annual Report / June 30, 2001

--------------------------------------------------------------------------------


NOTES TO FINANCIAL STATEMENTS


on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions.

TBA AND OTHER PURCHASE COMMITMENTS -- The Funds may enter into purchase commitments to purchase securities for a fixed price at a future date. Purchase commitments may be considered securities and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of a Fund's other assets. Unsettled purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

STRUCTURED NOTES AND INDEXED NOTES -- The SEI VP Core Fixed Income Fund may invest in structured notes and indexed notes whose values are linked either directly or inversely to changes in foreign currency exchange rates, interest rates, indices, or other reference instruments. The values of these instruments may be more volatile than the rates, indices or instruments to which they refer, but any loss is limited to the amount of the original investment.

FORWARD FOREIGN CURRENCY CONTRACTS -- The International Funds may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. The aggregate principal amounts of the contracts are not recorded as the Funds do not intend to hold the contracts to maturity. All commitments are "marked-to-market" daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The International Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes.

DISTRIBUTIONS -- Distributions from net investment income and net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital in the period that the difference arises.

OTHER -- Security transactions are recorded on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting.

IMPLEMENTATION OF NEW ACCOUNTING STANDARDS -- The Funds implemented the provisions of the American Institute of Certified Public Accountants Audit and Accounting Guide "Audits of Investment Companies" (the "Guide") as required on January 1, 2001. The implementation did not have any material impact on the results of operations or financial condition of the Funds upon adoption of the provisions of the Guide.


3. MANAGEMENT, INVESTMENT ADVISORY, DISTRIBUTION AND SHAREHOLDER SERVICING AGREEMENTS
The Trust and SEI Investments Fund Management (the "Manager"), are parties to a management agreement (the "Agreement") dated March 29, 1999. Under this Agreement, the Manager will provide the Trust with overall administrative and accounting services and act as transfer agent and dividend disbursing agent. For its services, the Manager will receive an annual fee which is calculated daily and paid monthly at the following annual rates: .35% of the average daily net assets of the SEI VP Large Cap Value Fund, SEI VP Large Cap Growth Fund, SEI VP Small Cap Value Fund, SEI VP Small Cap Growth Fund, SEI VP High Yield Bond Fund;
 .28% of the average daily net assets of the SEI VP Core Fixed Income Fund; .45% of the average daily net assets of the SEI VP International Equity Fund; .60% of the average daily net assets of the SEI VP International Fixed Income Fund; .65% of the average daily net assets of the SEI VP Emerging Markets Equity Fund and SEI VP Emerging Markets Debt Fund; and .42% of the average daily net assets of the SEI VP Prime Obligation Fund. The Manager has agreed to waive all or a portion of its fee in order to limit the operating expenses of a Fund. Any such waiver is voluntary and may be terminated at any time at the Manager's sole discretion.

SEI Investments Management Corporation ("SIMC") serves as investment adviser to each Fund. In connection with serving as investment adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .35% of the average daily net assets of the SEI VP Large Cap Value Fund; .40% of the average daily net assets of the SEI VP Large Cap Growth Fund; .65% of the average daily net






--------------------------------------------------------------------------------
SEI Insurance Products Trust / Semi-Annual Report / June 30, 2001             49

--------------------------------------------------------------------------------


NOTES TO FINANCIAL STATEMENTS


assets of the SEI VP Small Cap Value Fund and SEI VP Small Cap Growth Fund; .51% of the average daily net assets of the SEI VP International Equity Fund; 1.05% of the average daily net assets of the SEI VP Emerging Markets Equity Fund,
 .275% of the average daily net assets of the SEI VP Core Fixed Income Fund; .4875% of the average daily net assets of the SEI VP High Yield Bond Fund; .30%
of the average daily net assets of the SEI VP International Fixed Income Fund;
 .85% of the average daily net assets of the SEI VP Emerging Markets Debt Fund; and .075% of the average daily net assets of the SEI VP Prime Obligation Fund.

SIMC has entered into, or plans to enter into, investment sub-advisory agreements with the following parties:


-------------------------------------------------------------------------------
                                                                  Currently
                                                                 Managing a
Investment                                   Date of             Portion of
Sub-Adviser                                Agreement             Fund (Y/N)
-------------------------------------------------------------------------------
SEI VP LARGE CAP VALUE FUND
Iridian Asset Management, LLC                09/18/00             N
LSV Asset Management, L.P.                   03/31/00             Y
Deutsch Asset Management                     02/20/01             Y
Sanford C. Bernstein & Co., Inc.                  N/A             N
SEI VP LARGE CAP GROWTH FUND
Alliance Capital Management L.P.             02/25/00             Y
Provident Investment Counsel, Inc.           03/22/00             Y
Duncan-Hurst Capital Management              12/12/00             N
Peregrine Capital Management                 12/12/00             N
SEI VP SMALL CAP VALUE FUND
Artisan Partners Limited Partnership              N/A             N
Boston Partners Asset Management, L.P.            N/A             N
Chartwell Investment Partners                     N/A             N
LSV Asset Management, L.P.                   03/31/00             Y
Security Capital Global Capital
    Management, Inc.                              N/A             N
Sterling Capital                             12/18/00             Y
SEI VP SMALL CAP GROWTH FUND
McKinley Capital Management Inc.                  N/A             N
Mazama Capital Management, LLC                    N/A             N
Nicholas-Applegate Capital
   Management                                02/14/00             N
RS Investment Management, L.P.                    N/A             N
Sawgrass Asset Management, LLC               02/15/00             Y
Wall Street Associates                       03/21/00             Y
SEI VP INTERNATIONAL EQUITY FUND
Acadian Asset Management, Inc.                    N/A             N
BlackRock International, Ltd.                     N/A             N
Capital Guardian Trust Company               02/22/00             Y
Oeschle International Advisors, LLC          03/31/00             Y
Jardine Fleming International
   Management, Inc.                               N/A             N
Martin Currie, Inc.                               N/A             N

------------------------------------------------------------------------------
                                                                 Currently
                                                                Managing a
Investment                                    Date of           Portion of
Sub-Adviser                                 Agreement           Fund (Y/N)
------------------------------------------------------------------------------
SEI VP EMERGING MARKETS EQUITY FUND
Morgan Stanley Dean Witter
   Investment Management Inc.                     N/A               N
Nicholas-Applegate Capital
   Management                                02/14/00               Y
Schroder Investment Management
   North America Inc.                        04/04/00               Y
SG Pacific Asset Management, Inc.
   and SGY Asset Management
   (Singapore) Ltd.                               N/A               N
The Boston Company Asset Management               N/A               N
SEI VP CORE FIXED INCOME FUND
BlackRock, Inc.                                   N/A               N
Robert W. Baird & Co., Incorporated          03/31/00               N
Western Asset Management Company             02/15/00               Y
SEI VP HIGH YIELD BOND FUND
Credit Suisse Asset
   Management, LLC                           02/25/00               Y
Nomura Corporate Research and
   Asset Management, Inc.                         N/A               N
Nicholas-Applegate Capital Management        06/27/01               N
Shenkman Capital Management                  06/21/01               Y
SEI VP INTERNATIONAL FIXED
INCOME FUND
Strategic Fixed Income, L.L.C.               02/04/00               Y
SEI VP EMERGING MARKETS DEBT FUND
Salomon Brothers
   Asset Management, Inc.                    03/08/00               Y
SEI VP PRIME OBLIGATIONS FUND
Wellington Management
   Company, LLP                              04/04/00               Y

Under the investment sub-advisory agreements, each party receives an annual fee, paid by SIMC.

Under a distribution agreement with the Trust, SEI Investments Distribution Co. (the "Distributor") will provide the Trust with distribution services. The Distributor will not be entitled to any fee for performing these services.

The Prime Obligation Fund has entered into a shareholder servicing agreement with the Distributor to provide shareholder services for the Class B Shares. Pursuant to this agreement, the Distributor receives a shareholder servicing fee of up to .25% of the average daily net assets attributable to the Class B Shares.


--------------------------------------------------------------------------------
50             SEI Insurance Products Trust / Semi-Annual Report / June 30, 2001

--------------------------------------------------------------------------------


NOTES TO FINANCIAL STATEMENTS


4. TRANSACTIONS WITH AFFILIATES
Certain officers and/or trustees of the Trust are also officers of the Manager. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings. Compensation of affiliated officers and trustees of the Trust is paid by the Manager.

Each of the Funds also uses the Distributor as an agent in placing repurchase agreements. For this service the Distributor retains a portion of the interest earned as a commission. Aggregate commissions paid by the Trust for repurchase agreements placed during the period ended June 30, 2001 were $1,328.


5. FORWARD FOREIGN CURRENCY CONTRACTS
The International Funds enter into forward foreign currency exchange contracts as hedges against portfolio positions. Such contracts, which are designed to protect the value of the Fund's investment securities against a decline in the value of the hedged currency, do not eliminate fluctuations in the underlying prices of the securities; they simply establish an exchange rate at a future date. Also, although such contracts tend to minimize risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase.

The following forward foreign currency contracts were outstanding at June 30, 2001:

-----------------------------------------------------------------------
                                         In       Unrealized
                  Contracts to     Exchange     Appreciation
               Deliver/Receive          For  (Depreciation)
Maturity Dates     (Thousands) ($Thousands)    ($ Thousands)
-----------------------------------------------------------------------
SEIVPINTERNATIONAL EQUITY FUND
FOREIGN CURRENCY SALES:
07/03/01             EC      13       $   15             $--
07/02/01-07/03/01    UK      20           14              --
07/03/01             JY  15,977          128              --
07/03/01             SD      24           41              --
                                      ------             ---
                                      $  170             $--
                                      ======             ===

FOREIGN CURRENCY PURCHASES:
07/02/01-07/03/01    EC      78       $   67             $ 1
07/03/01             HK      27            3              --
07/05/01             JY   2,032           16              --
07/05/01             NK     118           13              --
                                      ------             ---
                                      $   99             $ 1
                                      ======             ---
                                                         $ 1
                                                         ===

SEI VP INTERNATIONAL FIXED INCOME FUND
FOREIGN CURRENCY SALES:
08/22/01             AD     128       $   66            $  1
08/22/01             CD     220          144              (2)
08/22/01             CH     581          326               3
08/22/01             DK     879          100              --
08/22/01             EC   1,228        1,045               5
08/22/01             JY  92,152          745               7
08/22/01             NZ     224           93               2
08/22/01             SK   1,983          185               2
08/22/01             UK     668          940               4
                                      ------            ----
                                      $3,644            $ 22
                                      ======            ====
FOREIGN CURRENCY PURCHASES:
08/22/01             AD     122       $  236            $ (2)
08/22/01             CD     186          284               1
08/22/01             CH     666          374              (3)
08/22/01             EC   1,100          941              (8)
08/22/01             JY 163,571        1,325             (13)
08/22/01             SK   1,367          127              (1)
08/22/01             UK     918        1,294              (2)
                                      ------            ----
                                      $4,581            $(28)
                                      ======            ====
                                                        $ (6)
                                                        ====

CURRENCY LEGEND:
AD Austrailian Dollar            JY  Japanese Yen
CD Canadian Dollar               NK  Norwegian Krone
CH Swiss Franc                   NZ  New Zealand Dollar
DK Danish Kroner                 SD  Singapore Dollar
EC Euro Currency                 SK  Swedish Krona
HK Hong Kong Dollar              UK  British Sterling Pound

6. INVESTMENT TRANSACTIONS
The cost of security purchases and proceeds from the sale of securities, other than temporary investments during the period ended June 30, 2001, were as follows:

--------------------------------------------------------------------------
                             Purchases
                            U.S. Gov't         Other         Total
                         ($ Thousands) ($ Thousands) ($ Thousands)
--------------------------------------------------------------------------
SEI VP Large Cap Value Fund    $    --       $21,159       $21,159
SEI VP Large Cap Growth Fund        --        16,177        16,177
SEI VP Small Cap Value Fund         --         4,210         4,210
SEI VP Small Cap Growth Fund        --         7,493         7,493
SEI VP International Equity Fund    --         7,386         7,386
SEI VP Emerging Markets
   Equity Fund                      --         7,322         7,322
SEI VP Core Fixed Income Fund   52,478         5,704        58,182
SEI VP High Yield Bond Fund         --         3,354         3,354
SEI VP International
   Fixed Income Fund                17         7,528         7,545
SEI VP Emerging Markets
   Debt Fund                        --         8,067         8,067


--------------------------------------------------------------------------------
SEI Insurance Products Trust / Semi-Annual Report / June 30, 2001             51

--------------------------------------------------------------------------------


NOTES TO FINANCIAL STATEMENTS


-------------------------------------------------------------------------------
                                Sales
                            U.S. Gov't         Other         Total
                         ($ Thousands) ($ Thousands) ($ Thousands)
-------------------------------------------------------------------------------
SEI VP Large Cap Value Fund    $    --       $11,250       $11,250
SEI VP Large Cap Growth Fund        --         7,029         7,029
SEI VP Small Cap Value Fund         --         2,327         2,327
SEI VP Small Cap Growth Fund        --         6,229         6,229
SEI VP International Equity Fund    --         2,534         2,534
SEI VP Emerging Markets
   Equity Fund                      --         5,831         5,831
SEI VP Core Fixed Income Fund   47,643         2,397        50,040
SEI VP High Yield Bond Fund         --         1,359         1,359
SEI VP International
   Fixed Income Fund                60         6,202         6,262
SEI VP Emerging Markets
   Debt Fund                        --         6,535         6,535

At June 30, 2001, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation on investments and futures contracts at June 30, 2001, is as follows:

--------------------------------------------------------------------------
                                                            Book Net
                                                          Unrealized
                            Appreciated   Depreciated   Appreciation
                             Securities    Securities (Depreciation)
                          ($ Thousands) ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------
SEI VP Large Cap Value Fund      $3,195      $(1,410)         $1,785
SEI VP Large Cap Growth Fund      1,263       (3,692)         (2,429)
SEI VP Small Cap Value Fund       2,804         (378)          2,426
SEI VP Small Cap Growth Fund      1,602         (704)            898
SEI VP International Equity Fund    532       (4,179)         (3,647)
SEI VP Emerging Markets Equity Fund 410       (1,142)           (732)
SEI VP Core Fixed Income Fund       603         (231)            372
SEI VP High Yield Bond Fund         375       (1,401)         (1,026)
SEI VP International Fixed
   Income Fund                        7         (355)           (348)
SEI VP Emerging Markets Debt Fund   221         (154)             67

At December 31, 2000, the following funds had capital loss carryforwards to the extent provided in the regulations for Federal income tax as follows:


------------------------------------------------------------------------
                                                  Expiration
                                 Expiration           Amount
                                       Year    ($ Thousands)
------------------------------------------------------------------------
SEI VP Large Cap Value Fund            2008           $  234
SEI VP Large Cap Growth Fund           2008            1,103
SEI VP Small Cap Growth Fund           2008              337
SEI VP International Equity Fund       2008              396
SEI VP Emerging Markets
   Equity Fund                         2008            1,466
SEI VP High Yield Bond Fund            2008               24
SEI VP International Fixed
   Income Fund                         2008                4

7. CONCENTRATION OF RISKS
The market values of the SEI VP Core Fixed Income Fund's investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of such securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

Each International Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries. The SEI VP International Fixed Income and SEI VP Emerging Markets Debt Funds invest in debt securities, the market value of which may change in response to interest rate changes. Also, the ability of the issuers of debt securities held by the SEI VP International Fixed Income and SEI VP Emerging Markets Debt Funds to meet its obligations may be affected by economic and political developments in a specific country, industry or region.


8. LOAN PARTICIPATIONS AND BRADY BONDS
The SEI VP Emerging Markets Debt Fund (the "Fund") may invest in U.S. dollar-denominated fixed and floating rate loans ("Loans") arranged through private negotiations between a foreign sovereign entity and one or more financial institutions ("Lenders"). The Fund may invest in such Loans in the form of participations in Loans ("Participations") or assignments of all or a portion of loans from third parties ("Assignments"). Participations typically result in the Fund having a contractual relationship only with the Lender, not with the sovereign borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund will




--------------------------------------------------------------------------------
52             SEI Insurance Products Trust / Semi-Annual Report / June 30, 2001

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS


not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. The Fund may have difficulty disposing of Participations and Assignments because the market for such instruments is not highly liquid.

Certain debt obligations, customarily referred to as "Brady Bonds," are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady. Brady Bonds have only been issued since 1989, and, accordingly, do not have a long payment history. They are issued by governments that may have previously defaulted on the loans being restructured by the Brady Bonds, so are subject to the risk of default by the issuer. They may be fully or partially collateralized or uncollateralized and issued in various currencies.

9. WRITTEN OPTIONS TRANSACTIONS
Written option transactions entered into during the period ending June 30, 2001 are summarized as follows:

--------------------------------------------------------------------------
                             SEI VP CORE FIXED INCOME FUND
--------------------------------------------------------------------------
                                               Premium
                          # of contracts         (000)
--------------------------------------------------------------------------
Balance at the beginning
   of period                          39          $ 30
Written                               67            42
Expired                              (26)          (12)
Exercised                             --            --
Closing Buys                         (32)          (25)
                                     ---          ----
Balance at the end
   of period                          48          $ 35
                                     ===          ====
At June 30, 2001, the SEIVP Core Fixed Income Fund had sufficient cash and/or securities at least equal to the value of written options.



--------------------------------------------------------------------------------
SEI Insurance Products Trust / Semi-Annual Report / June 30, 2001             53

--------------------------------------------------------------------------------


Notes

--------------------------------------------------------------------------------


Notes

--------------------------------------------------------------------------------


Notes

--------------------------------------------------------------------------------


SEI INSURANCE PRODUCTS TRUST SEMI-ANNUAL REPORT JUNE 30, 2001


Robert A. Nesher, CHAIRMAN

TRUSTEES
William M. Doran
F. Wendell Gooch
James M. Storey
George J. Sullivan, Jr.
Rosemarie B. Greco

OFFICERS
Edward D. Loughlin
PRESIDENT AND CHIEF EXECUTIVE OFFICER

James R. Foggo
CONTROLLER AND CHIEF FINANCIAL OFFICER

Todd Cipperman
VICE PRESIDENT, ASSISTANT SECRETARY

Robert S. Ludwig
VICE PRESIDENT, ASSISTANT SECRETARY

William E. Zitelli
VICE PRESIDENT, ASSISTANT SECRETARY

Lydia Gavalis
VICE PRESIDENT, ASSISTANT SECRETARY

Christine McCullough
VICE PRESIDENT, ASSISTANT SECRETARY

Timothy D. Barto
VICE PRESIDENT, ASSISTANT SECRETARY

Sherry K. Vetterlein
VICE PRESIDENT, ASSISTANT SECRETARY

Richard W. Grant
SECRETARY


INVESTMENT ADVISER
SEI Investments Management Corporation

MANAGER AND SHAREHOLDER SERVICING AGENT
SEI Investments Fund Management

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP



This semi-annual report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the SEI Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation
(FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION CALL
1 800 DIAL SEI
(1 800 342 5734)

[graphic omitted]





SEI INVESTMENTS





SEI Investments Distribution Co.

Oaks, PA 19456
1 800-DIAL-SEI (1 800 342 5734)





SEI-F-140 (7/01)